UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-3174
                                   --------------------------------------------

                           Touchstone Tax-Free Trust
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

          303 Broadway, Cincinnati, Ohio  45202
-------------------------------------------------------------------------------
          (Address of principal executive offices)             (Zip code)

         Jill T. McGruder, 303 Broadway, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
                           (Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 362-8000
                                                   ----------------------------

Date of fiscal year end:   6/30/06
                        --------------------

Date of reporting period:  12/31/05
                         -------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders.

Touchstone Florida Tax-Free Money Market Fund Touchstone Ohio Insured Tax-Free Fund Touchstone Ohio Tax-Free Money Market Fund Touchstone Tax-Free Money Market Fund Touchstone Florida Tax-Free Money Market Fund Touchstone Ohio Insured Tax-Free Fund Touchstone Ohio Tax-Free Money Market Fund Touchstone Tax-Free Money Market Fund Touchstone Florida Tax-Free Money Market Fund Touchstone Ohio Insured Tax-Free Fund Touchstone Ohio Tax-Free Money Market Fund Touchstone Tax-Free Money Market Fund Touchstone Florida Tax-Free Money Market Fund Touchstone Ohio Insured Tax-Free Fund Touchstone Ohio Tax-Free Money Market Fund


                                                   December 31, 2005 (Unaudited)
      --------------------------------------------------------------------------

      [LOGO] TOUCHSTONE
             INVESTMENTS

      --------------------------------------------------------------------------
                               Semi-Annual Report
      --------------------------------------------------------------------------



      Touchstone Florida Tax-Free Money Market Fund

      Touchstone Ohio Insured Tax-Free Fund

      Touchstone Ohio Tax-Free Money Market Fund

      Touchstone Tax-Free Money Market Fund






      Research     o     Design     o     Select     o     Monitor

TABLE OF CONTENTS
================================================================================

                                                                            Page
--------------------------------------------------------------------------------
Tabular Presentation of Portfolios of Investments                              3
--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                         4-6
--------------------------------------------------------------------------------
Statements of Operations                                                     7-8
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                         9-11
--------------------------------------------------------------------------------
Financial Highlights                                                       12-18
--------------------------------------------------------------------------------
Notes to Financial Statements                                              19-25
--------------------------------------------------------------------------------
Portfolios of Investments:
--------------------------------------------------------------------------------
      Florida Tax-Free Money Market Fund                                   26-27
--------------------------------------------------------------------------------
      Ohio Insured Tax-Free Fund                                           28-29
--------------------------------------------------------------------------------
      Ohio Tax-Free Money Market Fund                                      30-32
--------------------------------------------------------------------------------
      Tax-Free Money Market Fund                                           33-34
--------------------------------------------------------------------------------
Notes to Portfolios of Investments                                            35
--------------------------------------------------------------------------------
Portfolio Composition (Unaudited)                                             36
--------------------------------------------------------------------------------
Other Items (Unaudited)                                                    37-38
--------------------------------------------------------------------------------

TABULAR PRESENTATION OF PORTFOLIOS OF INVESTMENTS
(UNAUDITED)
================================================================================
The illustrations below provide each Fund's Sector allocation. We hope it will be useful to shareholders as it summarizes key Information about each Fund's investments.

                            AS OF DECEMBER 31, 2005

             -----------------------------------------------------
                           TOUCHSTONE FLORIDA TAX-FREE
                                MONEY MARKET FUND
                                -----------------
             CREDIT QUALITY                      (% OF NET ASSETS)
             A-1 / P-1 / AAA                                  91.9
             FW1*                                              8.1
                                                            ------
             TOTAL                                           100.0
                                                            ------

             PORTFOLIO ALLOCATION                (% OF NET ASSETS)
             Variable Rate Demand Notes                       74.4
             General Obligations                               8.8
             Fixed Rate Revenue                                7.0
             Adjustable Rate Put Bonds                         5.7
             Commercial Paper                                  4.1
                                                            ------
             TOTAL                                           100.0
                                                            ------
             -----------------------------------------------------

             -----------------------------------------------------
                            TOUCHSTONE OHIO TAX-FREE
                               MONEY MARKET FUND
                               -----------------
             CREDIT QUALITY                      (% OF NET ASSETS)
             A-1 / P-1 / AAA                                  78.7
             FW1*                                             21.3
                                                            ------
             TOTAL                                           100.0
                                                            ------

             PORTFOLIO ALLOCATION                (% OF NET ASSETS)
             Variable Rate Demand Notes                       73.4
             General Obligations                              15.0
             Fixed Rate Revenue                                8.4
             Adjustable Rate Put Bonds                         3.2
                                                            ------
             TOTAL                                           100.0
                                                            ------
             -----------------------------------------------------

             -----------------------------------------------------
                                TOUCHSTONE OHIO
                             INSURED TAX-FREE FUND
                             ---------------------
             CREDIT QUALITY                      (% OF NET ASSETS)
             AAA / Aaa                                        89.8
             AA / Aa                                           8.9
             Not Rated                                         1.3
                                                            ------
             TOTAL                                           100.0
                                                            ------


             PORTFOLIO ALLOCATION                (% OF NET ASSETS)
             General Obligations                              45.7
             Prerefunded / Escrowed
                 to Maturity                                  17.4
             Hospital / Healthcare                            11.5
             Education                                         7.6
             Miscellaneous                                     7.3
             Water and Sewer                                   4.0
             Transportation                                    2.8
             Housing                                           2.0
             Utilities                                         1.7
                                                            ------
             TOTAL                                           100.0
                                                            ------
             -----------------------------------------------------

             -----------------------------------------------------
                               TOUCHSTONE TAX-FREE
                                MONEY MARKET FUND
                                -----------------
             CREDIT QUALITY                      (% OF NET ASSETS)
             A-1 / P-1 / AAA                                  93.2
             FW1*                                              6.8
                                                            ------
             TOTAL                                           100.0
                                                            ------

             PORTFOLIO ALLOCATION                (% OF NET ASSETS)
             Variable Rate Demand Notes                       80.8
             Adjustable Rate Put Bonds                        10.0
             Fixed Rate Revenue                                6.9
             General Obligations                               2.3
                                                            ------
             TOTAL                                           100.0
                                                            ------
             -----------------------------------------------------

* Equivalent to Standard & Poor's and Moody's highest short-term ratings of A-1 and P-1, respectively, based upon independent research conducted by Fort Washington Investment Advisors, Inc.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2005 (UNAUDITED)
===================================================================================================
                                                                        FLORIDA            OHIO
                                                                       TAX-FREE           INSURED
                                                                      MONEY MARKET       TAX-FREE
                                                                          FUND             FUND
---------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At amortized cost .............................................    $ 24,408,475     $ 72,742,310
                                                                      -----------------------------
   At market value ...............................................    $ 24,408,475     $ 76,578,536
Cash .............................................................          22,941           49,956
Interest receivable ..............................................         127,111          475,735
Receivable for capital shares sold ...............................              --            8,139
Other assets .....................................................           1,662            9,144
                                                                      -----------------------------
TOTAL ASSETS .....................................................      24,560,189       77,121,510
                                                                      -----------------------------

LIABILITIES
Dividends payable ................................................          42,831           91,513
Payable to Advisor ...............................................           9,091           29,063
Payable to other affiliates ......................................           4,440           11,897
Payable to Trustees ..............................................           6,653            7,012
Payable for capital shares redeemed ..............................              --           10,967
Other accrued expenses and liabilities ...........................          13,888           51,582
                                                                      -----------------------------
TOTAL LIABILITIES ................................................          76,903          202,034
                                                                      -----------------------------

NET ASSETS .......................................................    $ 24,483,286     $ 76,919,476
                                                                      -----------------------------

NET ASSETS CONSIST OF:
Paid-in capital ..................................................    $ 24,489,014     $ 72,946,528
Accumulated net realized gains (losses) from security transactions          (5,728)         136,722
Net unrealized appreciation on investments .......................              --        3,836,226
                                                                      -----------------------------

NET ASSETS .......................................................    $ 24,483,286     $ 76,919,476
                                                                      =============================

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares ..........................    $ 24,483,286     $ 68,991,439
                                                                      =============================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .........      24,489,002        5,884,656
                                                                      =============================
Net asset value and redemption price per share ...................    $       1.00     $      11.72
                                                                      =============================
Maximum offering price per share .................................    $         --     $      12.30
                                                                      =============================

PRICING OF CLASS C SHARES
Net assets applicable to Class C shares ..........................    $         --     $  7,928,037
                                                                      =============================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .........              --          675,608
                                                                      =============================
Net asset value, offering price and redemption price per share* ..    $         --     $      11.73
                                                                      =============================

*     Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2005 (UNAUDITED)
==============================================================================================
                                                                      OHIO
                                                                    TAX-FREE        TAX-FREE
                                                                  MONEY MARKET    MONEY MARKET
                                                                      FUND            FUND
----------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At amortized cost .........................................    $262,598,899    $ 48,299,343
                                                                  ----------------------------
   At market value ...........................................    $262,598,899    $ 48,299,343
Cash .........................................................         119,165              --
Interest receivable ..........................................       1,659,458         210,664
Other assets .................................................          11,327           8,974
                                                                  ----------------------------
TOTAL ASSETS .................................................     264,388,849      48,518,981
                                                                  ----------------------------

LIABILITIES
Bank overdraft ...............................................              --          14,092
Dividends payable ............................................         426,173             627
Payable to Advisor ...........................................          98,647          16,676
Payable to other affiliates ..................................          27,402           7,988
Payable to Trustees ..........................................           6,678           6,839
Payable for securities purchased .............................              --         100,525
Other accrued expenses and liabilities .......................          64,330          29,102
                                                                  ----------------------------
TOTAL LIABILITIES ............................................         623,230         175,849
                                                                  ----------------------------

NET ASSETS ...................................................    $263,765,619    $ 48,343,132
                                                                  ----------------------------

NET ASSETS CONSIST OF:
Paid-in capital ..............................................    $263,763,024    $ 48,343,132
Accumulated net realized gains from security transactions ....           2,595              --
                                                                  ----------------------------
NET ASSETS ...................................................    $263,765,619    $ 48,343,132
                                                                  ----------------------------

PRICING OF RETAIL SHARES
Net assets applicable to Retail shares .......................    $101,871,689    $         --
                                                                  ============================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .....     101,860,890              --
                                                                  ============================
Net asset value, offering price and redemption price per share    $       1.00    $         --
                                                                  ============================

PRICING OF INSTITUTIONAL SHARES
Net assets applicable to Institutional shares ................    $161,893,930    $         --
                                                                  ============================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .....     161,888,523              --
                                                                  ============================
Net asset value, offering price and redemption price per share    $       1.00    $         --
                                                                  ============================

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
==============================================================================================
                                                                      OHIO
                                                                    TAX-FREE        TAX-FREE
                                                                   MONEY MARKET   MONEY MARKET
                                                                       FUND           FUND
----------------------------------------------------------------------------------------------
PRICING OF CLASS A SHARES
Net assets applicable to Class A shares ......................    $         --    $ 18,593,048
                                                                  ============================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .....              --      18,603,210
                                                                  ============================
Net asset value, offering price and redemption price per share    $         --    $       1.00
                                                                  ============================

PRICING OF CLASS S SHARES
Net assets applicable to Class S shares ......................    $         --    $ 29,750,084
                                                                  ============================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .....              --      29,750,073
                                                                  ============================
Net asset value, offering price and redemption price per share    $         --    $       1.00
                                                                  ============================

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 (UNAUDITED)
=================================================================================================
                                                                         FLORIDA         OHIO
                                                                        TAX-FREE        INSURED
                                                                      MONEY MARKET     TAX-FREE
                                                                          FUND           FUND
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income .................................................    $    393,159    $  1,873,908
                                                                     ----------------------------

EXPENSES
Investment advisory fees ........................................          73,201         204,343
Distribution expenses, Class A ..................................          36,593          90,979
Distribution expenses, Class C ..................................              --          44,771
Transfer agent fees, Class A ....................................           6,000          19,041
Transfer agent fees, Class C ....................................              --           6,000
Accounting services fees ........................................          12,000          18,750
Administration fees .............................................           8,056          22,477
Postage and supplies ............................................           1,336          25,938
Professional fees ...............................................           8,819          10,763
Trustees' fees and expenses .....................................           7,441           7,688
Pricing expenses ................................................           1,814           7,864
Custodian fees ..................................................           3,104           5,823
Registration fees, Class A ......................................              --           4,215
Registration fees, Class C ......................................              --           4,053
Reports to shareholders .........................................           2,569           4,680
Compliance fees and expenses ....................................              48             149
Other expenses ..................................................             188             317
                                                                     ----------------------------
TOTAL EXPENSES ..................................................         161,169         477,851
Fees waived by the Advisor ......................................          51,389         137,937
                                                                     ----------------------------
NET EXPENSES ....................................................         109,780         339,914
                                                                     ----------------------------

NET INVESTMENT INCOME ...........................................         283,379       1,533,994
                                                                     ----------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from security transactions ...................              --         222,193
Net change in unrealized appreciation/depreciation on investments              --      (1,741,762)
                                                                     ----------------------------
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS ...............              --      (1,519,569)
                                                                     ----------------------------

Net Increase in Net Assets from Operations ......................    $    283,379    $     14,425
                                                                     ============================

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 (UNAUDITED)
================================================================================
                                                         OHIO
                                                       TAX-FREE       TAX-FREE
                                                     MONEY MARKET   MONEY MARKET
                                                         FUND           FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income ................................    $  3,799,996    $    549,003
                                                    ----------------------------

EXPENSES
Investment advisory fees .......................         640,577          96,271
Distribution expenses, Retail class ............         128,088              --
Distribution expenses, Class A .................              --          24,199
Distribution expenses, Class S .................              --          57,447
Administration fees ............................          71,143          10,563
Transfer agent fees, Retail class ..............          20,161              --
Transfer agent fees, Institutional class .......           6,000              --
Transfer agent fees, Class A ...................              --           9,480
Transfer agent fees, Class S ...................              --           6,000
Accounting services fees .......................          24,750          15,750
Custodian fees .................................          26,354           5,957
Postage and supplies ...........................          23,138           6,998
Professional fees ..............................          16,216           9,102
Trustees' fees and expenses ....................           7,625           7,503
Registration fees, Retail class ................           3,859              --
Registration fees, Class A .....................              --           6,518
Registration fees, Class S .....................              --           2,618
Pricing expenses ...............................           7,781           1,860
Reports to shareholders ........................           3,172           2,595
Compliance fees and expenses ...................             300              86
Other expenses .................................             535             228
                                                    ----------------------------
TOTAL EXPENSES .................................         979,699         263,175
Fees waived by the Advisor .....................         145,156          66,962
                                                    ----------------------------
NET EXPENSES ...................................         834,543         196,213
                                                    ----------------------------

NET INVESTMENT INCOME ..........................       2,965,453         352,790
                                                    ----------------------------

REALIZED GAINS FROM SECURITY TRANSACTIONS ......           2,595              --
                                                    ----------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS .....    $  2,968,048    $    352,790
                                                    ============================

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
=========================================================================================================
                                                     FLORIDA                             OHIO
                                                     TAX-FREE                          INSURED
                                                   MONEY MARKET                        TAX-FREE
                                                       FUND                              FUND
                                          ---------------------------------------------------------------
                                           SIX MONTHS                        SIX MONTHS
                                             ENDED             YEAR            ENDED             YEAR
                                           DECEMBER 31,       ENDED          DECEMBER 31,       ENDED
                                              2005           JUNE 30,           2005           JUNE 30,
                                           (UNAUDITED)         2005          (UNAUDITED)         2005
---------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ................    $    283,379     $    311,679     $  1,533,994     $  3,164,821
Net realized gains (losses) from
   security transactions .............              --             (198)         222,193        1,085,053
Net change in unrealized appreciation/
   depreciation on investments .......              --               --       (1,741,762)       2,101,484
                                          ---------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS ...................         283,379          311,481           14,425        6,351,358
                                          ---------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A ..        (283,379)        (311,679)      (1,395,946)      (2,882,015)
From net investment income, Class C ..              --               --         (138,048)        (282,806)
From net realized gains, Class A .....              --               --         (958,818)         (91,343)
From net realized gains, Class C .....              --               --         (109,298)         (11,065)
                                          ---------------------------------------------------------------
DECREASE IN NET ASSETS FROM
   DISTRIBUTIONS TO SHAREHOLDERS .....        (283,379)        (311,679)      (2,602,110)      (3,267,229)
                                          ---------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold ............      35,775,731       73,748,617        1,320,220        3,985,430
Reinvested distributions .............          66,405           77,889        1,610,587        1,947,062
Payments for shares redeemed .........     (39,503,340)     (75,067,308)      (6,240,440)     (11,910,903)
                                          ---------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM CLASS A SHARE TRANSACTIONS ...      (3,661,204)      (1,240,802)      (3,309,633)      (5,978,411)
                                          ---------------------------------------------------------------

CLASS C
Proceeds from shares sold ............              --               --           92,270          840,020
Reinvested distributions .............              --               --          151,337          197,828
Payments for shares redeemed .........              --               --       (1,430,659)      (1,838,409)
                                          ---------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM CLASS C SHARE TRANSACTIONS ...              --               --       (1,187,052)        (800,561)
                                          ---------------------------------------------------------------

TOTAL DECREASE IN NET ASSETS .........      (3,661,204)      (1,241,000)      (7,084,370)      (3,694,843)

NET ASSETS
Beginning of period ..................      28,144,490       29,385,490       84,003,846       87,698,689
                                          ---------------------------------------------------------------
End of period ........................    $ 24,483,286     $ 28,144,490     $ 76,919,476     $ 84,003,846
                                          ---------------------------------------------------------------

UNDISTRIBUTED NET INVESTMENT INCOME ..    $         --     $         --     $         --     $         --
                                          ---------------------------------------------------------------

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
========================================================================================================================
                                                              OHIO
                                                            TAX-FREE                               TAX-FREE
                                                           MONEY MARKET                          MONEY MARKET
                                                               FUND                                  FUND
                                                 -----------------------------------------------------------------------
                                                  SIX MONTHS                            SIX MONTHS
                                                    ENDED                YEAR             ENDED                YEAR
                                                  DECEMBER 31,          ENDED           DECEMBER 31,          ENDED
                                                     2005              JUNE 30,            2005              JUNE 30,
                                                  (UNAUDITED)            2005           (UNAUDITED)            2005
------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income .......................    $    2,965,453     $    4,123,174     $      352,790     $      370,171
Net realized gains from security transactions             2,595                 --                 --                 --
                                                 -----------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS ..........................         2,968,048          4,123,174            352,790            370,171
                                                 -----------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Retail ..........          (997,420)        (1,338,999)                --                 --
From net investment income, Institutional ...        (1,968,033)        (2,784,175)                --                 --
From net investment income, Class A .........                --                 --           (188,794)          (235,848)
From net investment income, Class S .........                --                 --           (163,996)          (135,566)
From net realized gains, Retail .............                --             (6,125)                --                 --
From net realized gains, Institutional ......                --            (10,168)                --                 --
                                                 -----------------------------------------------------------------------
DECREASE IN NET ASSETS FROM
   DISTRIBUTIONS TO SHAREHOLDERS ............        (2,965,453)        (4,139,467)          (352,790)          (371,414)
                                                 -----------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
RETAIL
Proceeds from shares sold ...................        76,934,116        220,903,508                 --                 --
Reinvested distributions ....................         1,008,987          1,340,804                 --                 --
Payments for shares redeemed ................       (75,198,793)      (288,256,448)                --                 --
                                                 -----------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM RETAIL SHARE TRANSACTIONS ...........         2,744,310        (66,012,136)                --                 --
                                                 -----------------------------------------------------------------------

INSTITUTIONAL
Proceeds from shares sold ...................       188,739,296        475,611,129                 --                 --
Reinvested distributions ....................            61,508             95,331                 --                 --
Payments for shares redeemed ................      (219,255,517)      (458,088,479)                --                 --
                                                 -----------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM INSTITUTIONAL SHARE TRANSACTIONS ....       (30,454,713)        17,617,981                 --                 --
                                                 -----------------------------------------------------------------------

CLASS A
Proceeds from shares sold ...................                --                 --          9,855,243         37,464,246
Reinvested distributions ....................                --                 --            187,981            231,099
Payments for shares redeemed ................                --                 --        (10,700,372)       (38,706,765)
                                                 -----------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM CLASS A SHARE TRANSACTIONS ..........                --                 --           (657,148)        (1,011,420)
                                                 -----------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
====================================================================================================================
                                                            OHIO
                                                          TAX-FREE                               TAX-FREE
                                                         MONEY MARKET                          MONEY MARKET
                                                             FUND                                  FUND
                                              ----------------------------------------------------------------------
                                               SIX MONTHS                           SIX MONTHS
                                                  ENDED              YEAR              ENDED               YEAR
                                               DECEMBER 31,         ENDED           DECEMBER 31,          ENDED
                                                  2005             JUNE 30,            2005              JUNE 30,
                                               (UNAUDITED)           2005           (UNAUDITED)            2005
--------------------------------------------------------------------------------------------------------------------
CLASS S
Proceeds from shares sold ...............                --                 --         37,961,520         68,265,746
Reinvested distributions ................                --                 --            167,896            135,566
Payments for shares redeemed ............                --                 --        (21,453,939)       (71,707,542)
                                              ----------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CLASS S SHARE TRANSACTIONS ......                --                 --         16,675,477         (3,306,230)
                                              ----------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .       (27,707,808)       (48,410,448)        16,018,329         (4,318,893)

NET ASSETS
Beginning of period .....................       291,473,427        339,883,875         32,324,803         36,643,696
                                              ----------------------------------------------------------------------
End of period ...........................    $  263,765,619     $  291,473,427     $   48,343,132     $   32,324,803
                                             =======================================================================

UNDISTRIBUTED NET INVESTMENT INCOME .....    $           --     $           --     $           --     $           --
                                             =======================================================================

See accompanying notes to financial statements.

FLORIDA TAX-FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
======================================================================================================================
                                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED
                                            DECEMBER 31,                     YEAR ENDED JUNE 30,
                                               2005       ------------------------------------------------------------
                                            (UNAUDITED)     2005         2004         2003         2002         2001
----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..    $  1.000     $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                             -------------------------------------------------------------------------

Income (loss) from investment operations:
   Net investment income ................       0.010        0.011        0.004        0.008        0.017        0.033
   Net realized gains (losses)
      on investments ....................          --       (0.000)(A)   (0.000)(A)    0.000(A)    (0.000)(A)       --
                                             -------------------------------------------------------------------------
Total from investment operations ........       0.010        0.011        0.004        0.008        0.017        0.033
                                             -------------------------------------------------------------------------

Less distributions:
   Dividends from net investment income .      (0.010)      (0.011)      (0.004)      (0.008)      (0.017)      (0.033)
   Distributions from net realized gains           --           --       (0.000)(A)       --           --           --
                                             -------------------------------------------------------------------------
Total distributions .....................      (0.010)      (0.011)      (0.004)      (0.008)      (0.017)      (0.033)
                                             -------------------------------------------------------------------------

Net asset value at end of period ........    $  1.000     $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                             =========================================================================

Total return ............................        1.98%(B)     1.09%        0.36%        0.76%        1.66%        3.30%
                                             =========================================================================

Net assets at end of period (000's) .....    $ 24,483     $ 28,144     $ 29,385     $ 29,657     $ 18,128     $ 16,690
                                             =========================================================================

Ratio of net expenses to
   average net assets ...................        0.75%(B)     0.75%        0.75%        0.69%        0.65%        0.65%

Ratio of net investment income to
   average net assets ...................        1.94%(B)     1.08%        0.35%        0.77%        1.64%        3.26%

(A)   Amount rounds to less than $0.001.

(B)   Annualized.

See accompanying notes to financial statements.

OHIO INSURED TAX-FREE FUND - CLASS A
FINANCIAL HIGHLIGHTS
======================================================================================================================
                                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED
                                            DECEMBER 31,                     YEAR ENDED JUNE 30,
                                               2005       ------------------------------------------------------------
                                            (UNAUDITED)     2005         2004         2003         2002         2001
----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..    $  12.10     $  11.68     $  12.36     $  11.94     $  11.89     $  11.45
                                             -------------------------------------------------------------------------

Income (loss) from investment operations:
   Net investment income ................        0.23         0.45         0.48         0.49         0.53         0.56
   Net realized and unrealized gains
      (losses) on investments ...........       (0.22)        0.43        (0.50)        0.49         0.07         0.44
                                             -------------------------------------------------------------------------
Total from investment operations ........        0.01         0.88        (0.02)        0.98         0.60         1.00
                                             -------------------------------------------------------------------------

Less distributions:
   Dividends from net investment income .       (0.23)       (0.45)       (0.48)       (0.49)       (0.53)       (0.56)
   Distributions from net realized gains        (0.16)       (0.01)       (0.21)       (0.07)       (0.02)          --
                                             -------------------------------------------------------------------------
Total distributions .....................       (0.39)       (0.46)       (0.69)       (0.56)       (0.55)       (0.56)
                                             -------------------------------------------------------------------------

Capital contributions ...................          --           --         0.03           --           --           --
                                             -------------------------------------------------------------------------

Net asset value at end of period ........    $  11.72     $  12.10     $  11.68     $  12.36     $  11.94     $  11.89
                                             =========================================================================

Total return (A) ........................        0.14%(B)     7.66%        0.04%(C)     8.43%        5.15%        8.88%
                                             =========================================================================

Net assets at end of period (000's)  ....    $ 68,991     $ 74,604     $ 77,837     $ 59,683     $ 54,348     $ 54,791
                                             =========================================================================

Ratio of net expenses to
   average net assets ...................        0.75%(D)     0.75%        0.75%        0.75%        0.75%        0.75%

Ratio of net investment income to
    average net assets ..................        3.84%(D)     3.74%        3.94%        4.03%        4.47%        4.77%

Portfolio turnover rate .................          21%(D)       30%          36%          24%          28%          20%

(A)   Total returns shown exclude the effect of applicable sales loads.

(B)   Not annualized.

(C) Total return would have been (0.21%) without the capital contribuiton made by the Adviser (Note 4).

(D)   Annualized.

See accompanying notes to financial statements.

OHIO INSURED TAX-FREE FUND - CLASS C
FINANCIAL HIGHLIGHTS
======================================================================================================================
                                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED
                                            DECEMBER 31,                     YEAR ENDED JUNE 30,
                                               2005       ------------------------------------------------------------
                                            (UNAUDITED)     2005         2004         2003         2002         2001
----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..    $  12.11     $  11.69     $  12.41     $  11.96     $  11.89     $  11.44
                                             -------------------------------------------------------------------------

Income (loss) from investment operations:
   Net investment income ................        0.19         0.36         0.39         0.40         0.44         0.47
   Net realized and unrealized gains
      (losses) on investments ...........       (0.22)        0.43        (0.51)        0.52         0.09         0.45
                                             -------------------------------------------------------------------------
Total from investment operations ........       (0.03)        0.79        (0.12)        0.92         0.53         0.92
                                             -------------------------------------------------------------------------

Less distributions:
   Dividends from net investment income .       (0.19)       (0.36)       (0.39)       (0.40)       (0.44)       (0.47)
   Distributions from net realized gains        (0.16)       (0.01)       (0.21)       (0.07)       (0.02)          --
                                             -------------------------------------------------------------------------
Total distributions .....................       (0.35)       (0.37)       (0.60)       (0.47)       (0.46)       (0.47)
                                             -------------------------------------------------------------------------

Net asset value at end of period ........    $  11.73     $  12.11     $  11.69     $  12.41     $  11.96     $  11.89
                                             =========================================================================

Total return (A) ........................       (0.24%)(B)    6.86%       (1.03%)       7.89%        4.54%        8.15%
                                             =========================================================================

Net assets at end of period (000's)  ....    $  7,928     $  9,400     $  9,862     $  7,388     $  4,910     $  4,526
                                             =========================================================================

Ratio of net expenses to
   average net assets ...................        1.50%(C)     1.50%        1.50%        1.50%        1.50%        1.50%

Ratio of net investment income to
   average net assets ...................        3.09%(C)     2.99%        3.19%        3.27%        3.72%        4.00%

Portfolio turnover rate .................          21%(C)       30%          36%          24%          28%          20%

(A)   Total returns shown exclude the effect of applicable sales loads.

(B)   Not annualized.

(C)   Annualized.

See accompanying notes to financial statements.

OHIO TAX-FREE MONEY MARKET FUND - RETAIL
FINANCIAL HIGHLIGHTS
======================================================================================================================
                                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED
                                            DECEMBER 31,                     YEAR ENDED JUNE 30,
                                               2005       ------------------------------------------------------------
                                            (UNAUDITED)     2005         2004         2003         2002         2001
----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..    $  1.000     $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                             -------------------------------------------------------------------------

Income (loss) from investment operations:
   Net investment income ................       0.010        0.011        0.004        0.008        0.015        0.033
   Net realized gains (losses)
      on investments ....................          --           --        0.000(A)     0.000(A)    (0.000)(A)       --
                                             -------------------------------------------------------------------------
Total from investment operations ........       0.010        0.011        0.004        0.008        0.015        0.033
                                             -------------------------------------------------------------------------

Less distributions:
   Dividends from net investment income .      (0.010)      (0.011)      (0.004)      (0.008)      (0.015)      (0.033)
   Distributions from net realized gains           --       (0.000)(A)   (0.000)(A)       --           --           --
                                             -------------------------------------------------------------------------
Total distributions .....................      (0.010)      (0.011)      (0.004)      (0.008)      (0.015)      (0.033)
                                             -------------------------------------------------------------------------

Net asset value at end of period ........    $  1.000     $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                             =========================================================================

Total return ............................        1.99%(B)     1.13%        0.35%        0.78%        1.47%        3.31%
                                             =========================================================================

Net assets at end of period (000's)  ....    $101,872     $ 99,127     $165,145     $155,810     $211,083     $211,564
                                             =========================================================================

Ratio of net expenses to average net assets      0.75%(B)     0.75%        0.75%        0.75%        0.75%        0.75%

Ratio of net investment income to
   average net assets ...................        1.95%(B)     1.05%        0.35%        0.79%        1.46%        3.29%

(A)   Amount rounds to less than $0.001.

(B)   Annualized.

See accompanying notes to financial statements.

OHIO TAX-FREE MONEY MARKET FUND - INSTITUTIONAL
FINANCIAL HIGHLIGHTS
======================================================================================================================
                                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED
                                            DECEMBER 31,                     YEAR ENDED JUNE 30,
                                               2005       ------------------------------------------------------------
                                            (UNAUDITED)     2005         2004         2003         2002         2001
----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..    $  1.000     $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                             -------------------------------------------------------------------------

Income (loss) from investment operations:
   Net investment income ................       0.011        0.014        0.006        0.010        0.017        0.035
   Net realized gains (losses)
      on investments ....................          --           --        0.000(A)     0.000(A)    (0.000)(A)       --
                                             -------------------------------------------------------------------------
Total from investment operations ........       0.011        0.014        0.006        0.010        0.017        0.035
                                             -------------------------------------------------------------------------

Less distributions:
   Dividends from net investment income .      (0.011)      (0.014)      (0.006)      (0.010)      (0.017)      (0.035)
   Distributions from net realized gains           --       (0.000)(A)   (0.000)(A)       --           --           --
                                             -------------------------------------------------------------------------
Total distributions .....................      (0.011)      (0.014)      (0.006)      (0.010)      (0.017)      (0.035)
                                             -------------------------------------------------------------------------

Net asset value at end of period ........    $  1.000     $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                             =========================================================================

Total return ............................    2.25% (B)        1.39%        0.60%        1.03%        1.72%        3.58%
                                             =========================================================================

Net assets at end of period (000's)  ....    $161,894     $192,346     $174,739     $266,120     $210,679     $185,381
                                             =========================================================================

Ratio of net expenses to average net assets      0.50%(B)     0.50%        0.50%        0.50%        0.50%        0.50%

Ratio of net investment income to
   average net assets ...................        2.19%(B)     1.41%        0.59%        1.02%        1.69%        3.52%

(A)   Amount rounds to less than $0.001.

(B)   Annualized.

See accompanying notes to financial statements.

TAX-FREE MONEY MARKET FUND - CLASS A
FINANCIAL HIGHLIGHTS
======================================================================================================================
                                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED
                                            DECEMBER 31,                     YEAR ENDED JUNE 30,
                                               2005       ------------------------------------------------------------
                                            (UNAUDITED)     2005         2004         2003         2002         2001
----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..    $  1.000     $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                             -------------------------------------------------------------------------

Income from investment operations:
   Net investment income ................       0.010        0.011        0.005        0.008        0.017        0.034
   Net realized gains on investments ....          --           --        0.000(A)     0.000(A)     0.000(A)        --
                                             -------------------------------------------------------------------------
Total from investment operations ........       0.010        0.011        0.005        0.008        0.017        0.034
                                             -------------------------------------------------------------------------

Less distributions:
   Dividends from net investment income .      (0.010)      (0.011)      (0.005)      (0.008)      (0.017)      (0.034)
   Distributions from net realized gains           --           --       (0.000)(A)       --           --           --
                                             -------------------------------------------------------------------------
Total distributions .....................      (0.010)      (0.011)      (0.005)      (0.008)      (0.017)      (0.034)
                                             -------------------------------------------------------------------------

Net asset value at end of period ........    $  1.000     $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                             =========================================================================

Total return ............................        2.00%(B)     1.14%        0.50%        0.99%        1.73%        3.45%
                                             =========================================================================

Net assets at end of period (000's)  ....    $ 18,593     $ 19,250     $ 20,263     $ 21,375     $ 23,532     $ 22,409
                                             =========================================================================

Ratio of net expenses to average net assets      0.89%(B)     0.89%        0.89%        0.89%        0.89%        0.89%

Ratio of net investment income to
   average net assets ...................        1.95%(B)     1.13%        0.48%        0.79%        1.71%        3.42%

(A)   Amount rounds to less than $0.001.

(B)   Annualized.

See accompanying notes to financial statements.

TAX-FREE MONEY MARKET FUND - CLASS S
FINANCIAL HIGHLIGHTS
============================================================================================
                               PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED         YEAR         YEAR       PERIOD
                                            DECEMBER 31,   ENDED        ENDED        ENDED
                                               2005       JUNE 30,     JUNE 30,     JUNE 30,
                                            (UNAUDITED)     2005         2004        2003(A)
--------------------------------------------------------------------------------------------
Net asset value at beginning of period ..    $  1.000     $  1.000     $  1.000     $  1.000
                                             -----------------------------------------------

Income from investment operations:
   Net investment income ................       0.009        0.009        0.002        0.001
   Net realized gains on investments ....          --           --        0.000(B)     0.000(B)
                                             -----------------------------------------------
Total from investment operations ........       0.009        0.009        0.002        0.001
                                             -----------------------------------------------

Less distributions:
   Dividends from net investment income .      (0.009)      (0.009)      (0.002)      (0.001)
   Distributions from net realized gains           --           --       (0.000)(B)       --
                                             -----------------------------------------------
Total distributions .....................      (0.009)      (0.009)      (0.002)      (0.001)
                                             -----------------------------------------------

Net asset value at end of period ........    $  1.000     $  1.000     $  1.000     $  1.000
                                             ===============================================

Total return ............................        1.73%(C)     0.87%        0.25%        0.32%(C)
                                             ===============================================

Net assets at end of period (000's) .....    $ 29,750     $ 13,075     $ 16,381     $ 18,692
                                             ===============================================

Ratio of net expenses to average net assets      1.15%(C)     1.15%        1.15%        1.15%(C)

Ratio of net investment income
   to average net assets ................        1.71%(C)     0.86%        0.22%        0.31%(C)

(A) Represents the period from commencement of operations (February 3, 2003) through June 30, 2003.

(B)   Amount rounds to less than $0.001.

(C)   Annualized.


See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005 (UNAUDITED)
================================================================================
1.    ORGANIZATION

The Florida Tax-Free Money Market Fund, the Ohio Insured Tax-Free Fund, the Ohio Tax-Free Money Market Fund, and the Tax-Free Money Market Fund (individually, a Fund, and collectively, the Funds) are each a separate series of Touchstone Tax-Free Trust (the Trust). The Trust is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated April 13, 1981. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

The Florida Tax-Free Money Market Fund seeks the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal. The Fund invests primarily in high-quality, short-term Florida municipal obligations issued by the State of Florida, its agencies and municipalities, that pay interest that is exempt from both federal income tax and the Florida intangible personal property tax.

The Ohio Insured Tax-Free Fund seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with the protection of capital. The Fund invests primarily (at least 80% of assets) in high quality, long-term Ohio municipal obligations, including general obligation bonds, revenue bonds and industrial development bonds that are protected by insurance guaranteeing the payment of principal and interest in the event of default.

The Ohio Tax-Free Money Market Fund seeks the highest level of current income exempt from federal income tax and Ohio personal income tax, consistent with liquidity and stability of principal. The Fund invests primarily in high quality, short-term Ohio municipal obligations issued by the State of Ohio, its agencies and municipalities, that pay interest that is exempt from both federal income tax and Ohio personal income tax.

The Tax-Free Money Market Fund seeks the highest level of interest income exempt from federal income tax, consistent with the protection of capital. The Fund invests primarily in high-quality, short-term municipal obligations that pay interest that is exempt from federal income tax.

The Ohio Insured Tax-Free Fund offers two classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4.75% and a distribution fee of up to 0.25% of average daily net assets that are attributable to Class A shares), and Class C shares (sold subject to a maximum contingent deferred sales load of 1.00% for a one-year period and a distribution fee of up to 1.00% of average daily net assets that are attributable to Class C shares). Each Class A and Class C share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class C shares bear the expenses of higher distribution fees, which will cause Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares;
(ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The Ohio Tax-Free Money Market Fund offers two classes of shares: Retail shares (sold subject to a distribution fee of up to 0.25% of average daily net assets of Retail shares) and Institutional shares (sold without a distribution fee). Each Retail and Institutional share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Retail shares bear the expenses of distribution fees, which will cause Retail shares to have a higher expense ratio and to pay lower dividends than Institutional shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (iii) each class has exclusive voting rights with respect to matters affecting only that class; and (iv) Retail shares are subject to a lower

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================
minimum initial investment requirement and offer certain shareholder services not available to Institutional shares such as checkwriting and automatic investment and systematic withdrawal plans.

The Tax-Free Money Market Fund offers two classes of shares: Class A shares (sold subject to a distribution fee of up to 0.25% of average daily net assets of Class A shares) and Class S shares (sold subject to a distribution fee of up to 1.00% of average daily net assets that are attributable to Class S shares). The current maximum distribution fee for Class S shares is limited to 0.60% of average daily net assets of Class S shares.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Trust's significant accounting policies:

SECURITY VALUATION -- Florida Tax-Free Money Market Fund, Ohio Tax-Free Money Market Fund and Tax-Free Money Market Fund securities are valued on an amortized cost basis, which approximates market. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Ohio Insured Tax-Free Fund securities are valued at market using an independent pricing service which generally utilizes a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine what it believes is the fair value of the securities. On limited occasions, if the valuation provided by the pricing service ignores certain market conditions affecting the value of a security or the pricing service cannot provide a valuation, the fair value of the security will be determined in good faith consistent with procedures approved by the Board of Trustees.

SHARE VALUATION -- The net asset value per share of the Florida Tax-Free Money Market Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by its number of shares outstanding. The net asset value per share of each class of shares of the Ohio Insured Tax-Free Fund, the Ohio Tax-Free Money Market Fund, and the Tax-Free Money Market Fund is calculated daily by dividing the total value of each Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding attributable to that class. The offering price per share of the Florida Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund is equal to the net asset value per share. The maximum offering price of Class A shares of the Ohio Insured Tax-Free Fund is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). The offering price of Class C shares of the Ohio Insured Tax-Free Fund is equal to the net asset value per share.

The redemption price per share of each Fund, including each class of shares with respect to the Florida Tax-Free Money Market Fund, the Ohio Insured Tax-Free Fund, the Ohio Tax-Free Money Market Fund, and the Tax-Free Money Market Fund is equal to the net asset value per share. However, Class C shares of the Ohio Insured Tax-Free Fund are subject to a contingent deferred sales load of 1.00% (if redeemed within a one-year period from the date of purchase) of the original purchase price.

INVESTMENT INCOME -- Interest income is accrued as earned and includes, where applicable, the pro rata amortization of premium or accretion of discount.

DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are distributed daily and paid on the last business day of each month. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================
SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

WHEN-ISSUED SECURITIES -- The Funds may purchase securities with delivery or payments to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets equal to the value of the securities purchased.

ALLOCATIONS -- Investment income earned by a Fund is allocated daily to each class of shares based on the percentage of the net asset value of settled shares of such class to the total of the net asset value of settled shares of all classes. Realized capital gains and losses and unrealized appreciation and depreciation are allocated daily to each class of shares based upon the proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses that are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated daily to each Fund based on the proportional share of each Fund's net assets in relation to total net assets of all Funds in the Trust or another reasonable measure.

ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its net income, the Fund will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In addition, each Fund intends to satisfy conditions, which enable it to designate the interest income generated by its investment in municipal securities, which is exempt from federal income tax when received by the Fund, as exempt-interest dividends upon distribution to shareholders.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended June 30, 2005 and 2004 was as follows:

                                     FLORIDA TAX-FREE
                                        MONEY MARKET                    OHIO INSURED
                                            FUND                        TAX-FREE FUND
--------------------------------------------------------------------------------------------
                                     2005            2004            2005            2004
From tax exempt income .....    $    287,797    $    110,513    $  3,156,299    $  2,585,019
From ordinary income .......              --              --              --          49,199
From long-term capital gains              --              --         102,408       1,032,056
                                ------------------------------------------------------------
                                $    287,797    $    110,513    $  3,258,707    $  3,666,274
                                ============================================================
--------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

                                       OHIO TAX-FREE                      TAX-FREE
                                        MONEY MARKET                    MONEY MARKET
                                            FUND                            FUND
--------------------------------------------------------------------------------------------
                                     2005            2004            2005            2004
From tax exempt income .....    $  3,904,577    $  1,939,469    $    371,005    $    120,215
From ordinary income .......              --          10,212              --           9,655
From long-term capital gains          16,293           1,198              --              --
                                ------------------------------------------------------------
                                $  3,920,870    $  1,950,879    $    371,005    $    129,870
                                ============================================================
--------------------------------------------------------------------------------------------

The following information is computed on a tax basis for each item as of June 30, 2005:

--------------------------------------------------------------------------------
                                                    FLORIDA
                                                    TAX-FREE       OHIO-INSURED
                                                  MONEY MARKET       TAX-FREE
                                                      FUND             FUND
--------------------------------------------------------------------------------
Cost of portfolio investments ................    $ 28,105,187     $ 79,882,679
                                                  =============================
Gross unrealized appreciation ................    $         --     $  5,596,545
Gross unrealized depreciation ................              --          (18,557)
                                                  -----------------------------
Net unrealized appreciation ..................              --        5,577,988
Capital loss carryforward ....................          (5,530)              --
Post-October losses ..........................            (198)              --
Undistributed tax exempt income ..............          30,951           63,155
Undistributed long-term gains ................              --          982,645
Other temporary differences ..................         (30,951)         (92,496)
                                                  -----------------------------
     Accumulated earnings (deficit) ..........    $     (5,728)    $  6,531,292
                                                  =============================
--------------------------------------------------------------------------------
                                                   OHIO
                                                 TAX-FREE           TAX-FREE
                                               MONEY MARKET       MONEY MARKET
                                                   FUND               FUND
--------------------------------------------------------------------------------
Cost of portfolio investments ............    $  292,573,397     $   32,780,431
                                                  =============================
Undistributed tax exempt income ..........           319,425                792
Other temporary differences ..............          (319,425)              (792)
     Accumulated earnings (deficit) ......    $           --     $           --
                                                  =============================
--------------------------------------------------------------------------------

The capital loss carryforward as of June 30, 2005 in the table above expires as follows:

--------------------------------------------------------------------------------
                                               AMOUNT    EXPIRATION DATE

Florida Tax-Free Money Market Fund........   $      108  June 30, 2010
                                             $    5,422  June 30, 2013
--------------------------------------------------------------------------------

The capital loss carryforwards and Post-October losses may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

FEDERAL TAX INFORMATION

The federal tax cost for the Florida Tax-Free Money Market Fund, Ohio Tax-Free Money Market Fund and Tax-Free Money Market Fund is equal to the amortized cost in the portfolio of

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================
investments. As of December 31, 2005, the aggregate identified cost for federal income tax purposes for the Ohio Insured Tax-Free Fund is $72,742,310, resulting in gross unrealized appreciation and depreciation of $3,911,774 and $75,548, respectively, and net unrealized appreciation of $3,836,226.

3.    INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments and government securities) were as follows for the six months ended December 31, 2005:

--------------------------------------------------------------------------------
                                                                   OHIO INSURED
                                                                   TAX-FREE FUND
--------------------------------------------------------------------------------
Purchases of investment securities..............................   $   8,146,430
Proceeds from sales and maturities of investment securities.....   $  14,367,410
--------------------------------------------------------------------------------

4.    TRANSACTIONS WITH AFFILIATES

The President and certain other officers of the Trust are also officers of Touchstone Advisors, Inc. (the Advisor), the Trust's investment advisor, Touchstone Securities, Inc. (the Underwriter), the Trust's principal underwriter, or Integrated Fund Services, Inc. (Integrated), the Trust's administrator, transfer agent and accounting services agent. The Advisor, the Underwriter and Integrated are each wholly-owned, indirect subsidiaries of The Western and Southern Life Insurance Company.

MANAGEMENT AGREEMENT

Each Fund's investments are managed by the Advisor under the terms of a Management Agreement. Under the Management Agreement, each Fund pays the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% of its respective average daily net assets up to $100 million, 0.45% of such net assets from $100 million to $200 million, 0.40% of such net assets from $200 million to $300 million and 0.375% of such net assets in excess of $300 million.

Fort Washington Investment Advisors, Inc. (Sub-Advisor) has been retained by the Advisor to manage the investments of the Funds. The Advisor (not the Funds) pays the Sub-Advisor a fee for these services.

The Trust and the Advisor have entered into an agreement to contractually limit operating expenses. The maximum operating expense limit in any year with respect to a Fund is based on a percentage of the average daily net assets of the Fund:
Florida Tax-Free Money Market Fund - 0.75%; Ohio Insured Tax-Free Fund - 0.75% for Class A shares and 1.50% for Class C shares; Ohio Tax-Free Money Market Fund
- 0.75% for Retail shares and 0.50% for Institutional shares; Tax-Free Money Market Fund - 0.89% for Class A shares and 1.15% for Class S shares. The fee waivers and expense limitations will remain in effect until at least June 30, 2006.

Pursuant to this expense limitation agreement, during the six months ended December 31, 2005, the Advisor waived investment advisory fees and/or reimbursed other operating expenses of the Funds as follows:

                                        INVESTMENT ADVISORY   OTHER OPERATING
                                            FEES WAIVED      EXPENSES REIMBURSED
                                            -----------      -------------------
Florida Tax-Free Money Market Fund .....    $    14,796         $     36,593
Ohio Insured Tax-Free Fund .............    $     2,187         $    135,750
Ohio Tax-Free Money Market Fund ........    $    17,068         $    128,088
Tax-Free Money Market Fund .............    $        --         $     66,962

During the year ended June 30, 2004, the Advisor made a capital contribution to the Ohio Insured Tax-Free Fund Class A shares totaling $150,000.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================
ADMINISTRATION AGREEMENT

Under the terms of an Administration Agreement, Integrated supplies executive and regulatory compliance services, supervises the preparation of tax returns, and coordinates the preparation of reports to and filings with the Securities and Exchange Commission and state securities authorities and materials for meetings of the Board of Trustees. For these services, Integrated receives a monthly fee from each Fund based on each Fund's net assets.

TRANSFER AGENT AGREEMENT

The Trust has entered into a Transfer Agency Agreement with Integrated. Under the terms of the agreement, Integrated maintains the records for each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Integrated receives a monthly fee per shareholder account from each Fund, subject to a minimum monthly fee for each Fund, or for each class of shares of a Fund, as applicable. In addition, each Fund pays Integrated out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT

Under the terms of the Accounting Services Agreement between the Trust and Integrated, Integrated calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, Integrated receives a monthly fee per Fund, based on average net assets, of each Fund subject to an additional monthly fee for each additional class of shares. In addition, each Fund pays certain out-of-pocket expenses incurred by Integrated in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT

The Underwriter is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned $6,316 from underwriting and broker commissions on the sale of Class A shares of the Ohio Insured Tax-Free Fund during the six months ended December 31, 2005. In addition, the Underwriter collected $8 of contingent deferred sales loads on the redemption of Class C shares of the Ohio Insured Tax-Free Fund.

PLANS OF DISTRIBUTION

The Trust has a Plan of Distribution (Class A Plan) under which shares of the Florida Tax-Free Money Market Fund and Class A shares or Retail shares of all other Funds may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class C Plan) under which Class C shares of the Ohio Insured Tax-Free Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class C Plan is 1.00% of average daily net assets attributable to Class C shares.

The Trust also has a Plan of Distribution (Class S Plan) under which Class S shares of the Tax-Free Money Market Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class S Plan is 1.00% of average daily net assets attributable to such shares. The current distribution expense fee for Class S shares is limited to 0.60% of average daily net assets attributable to such shares.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================
COMPLIANCE SERVICES AGREEMENT

Under the terms of the Compliance Services Agreement between the Trust and Integrated, Integrated provides certain compliance services to the Trust for a fee, including developing and assisting in implementing a compliance program for Integrated on behalf of the Funds and providing administrative support services to the Funds' Compliance Program and Chief Compliance Officer.

5.    CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Florida Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund are identical to the dollar value of those transactions as shown in the Statements of Changes in Net Assets. Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets for the Ohio Insured Tax-Free Fund are the result of the following capital share transactions:

--------------------------------------------------------------------------------
                                                         OHIO INSURED
                                                         TAX-FREE FUND
--------------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED              YEAR
                                                    DECEMBER 31,        ENDED
                                                       2005            JUNE 30,
                                                    (UNAUDITED)          2005
--------------------------------------------------------------------------------
CLASS A
Shares sold ..................................         111,279          331,997
Shares reinvested ............................         136,656          162,199
Shares redeemed ..............................        (527,612)        (992,583)
                                                  -----------------------------
Net decrease in shares outstanding ...........        (279,677)        (498,387)
Shares outstanding, beginning of period ......       6,164,333        6,662,720
                                                  -----------------------------
Shares outstanding, end of period ............       5,884,656        6,164,333
                                                  -----------------------------

CLASS C
Shares sold ..................................           7,766           69,734
Shares reinvested ............................          12,825           16,466
Shares redeemed ..............................        (120,964)        (153,563)
                                                  -----------------------------
Net decrease in shares outstanding ...........        (100,373)         (67,363)
Shares outstanding, beginning of period ......         775,981          843,344
                                                  -----------------------------
Shares outstanding, end of period ............         675,608          775,981
                                                  -----------------------------
--------------------------------------------------------------------------------

6.    COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

FLORIDA TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
===================================================================================================================
   PRINCIPAL                                                                  COUPON    MATURITY           MARKET
    AMOUNT     FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 15.7%          RATE       DATE              VALUE
-------------------------------------------------------------------------------------------------------------------
 $ 1,000,000   Broward Co FL SD Ser A......................................    3.000    02/15/06        $ 1,000,001
     125,000   Miami-Dade Co FL Special Obligation.........................    5.000    04/01/06            125,584
     250,000   FL St Brd Ed Cap Outlay.....................................    6.500    06/01/06            253,434
     800,000   Covington KY Indpt Sch Dist TANS............................    3.500    06/30/06            800,973
     500,000   FL St Div Brd Fin Dept General Svcs Rev.....................    5.750    07/01/06            506,170
     400,000   AMP OH Elect Rev BANS (Woodville Vlg).......................    3.250    07/20/06            400,427
     500,000   AMP OH Elect Rev BANS (Carey Vlg)...........................    3.400    08/03/06            500,713
     250,000   Wilmington OH LTGO BANS (Lowes Rd Construction).............    3.750    09/29/06            251,173
                                                                                                        -----------
               TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS.........                             $ 3,838,475
                                                                                                        -----------

-------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                    COUPON    MATURITY           MARKET
  AMOUNT       FLOATING & VARIABLE DEMAND NOTES -- 74.2%                        RATE      DATE              VALUE
-------------------------------------------------------------------------------------------------------------------
 $   300,000   Collier Co FL Health Fac Auth Hosp Rev (Cleveland Clinic)...    3.700    01/01/06        $   300,000
     500,000   FL St Brd Ed Muni Secs Tr Rcpts Ser SGA 102.................    3.200    01/01/06            500,000
     500,000   Manatee Co FL PCR (Florida Pwr & Light Co)..................    3.700    01/01/06            500,000
     800,000   Muni Sec Tr Ctfs 01-160 (FL Brd of Ed)......................    3.200    01/01/06            800,000
     980,000   Putnam Co FL Dev Auth PCR (FL Pwr & Light Co)...............    3.700    01/01/06            980,000
     250,000   Broward Co FL HFA MFH Rev (Jacaranda Village Apts)..........    3.520    01/04/06            250,000
     575,000   Dade Co FL IDA IDR (Dolphins Stadium) Ser A.................    3.550    01/04/06            575,000
     780,000   Dade Co FL IDA IDR (Dolphins Stadium) Ser D.................    3.550    01/04/06            780,000
     100,000   Lee Co FL HFA MFH Rev (Forestwood Apts).....................    3.520    01/04/06            100,000
     500,000   Lee Co FL IDR Ed Facs (Canterbury School)...................    3.550    01/04/06            500,000
     605,000   Marion Co FL HFA (Paddock Apts).............................    3.510    01/04/06            605,000
     210,000   Nassau Co FL PCR (Rayonier).................................    3.540    01/04/06            210,000
   1,000,000   Orange Co FL HFA Rev (Sundown Assoc)........................    3.560    01/04/06          1,000,000
     700,000   Voluisa Co FL HFA MFH Rev (Anatole Apts)....................    3.510    01/04/06            700,000
     450,000   Broward Co FL HFA MFH Rev (Southern Pointe).................    3.510    01/05/06            450,000
     675,000   Duval Co FL HFA MFH Rev (Glades Apts).......................    3.510    01/05/06            675,000
     950,000   Duval Co FL HFA MFH Rev (Sunbeam Road Apts).................    3.520    01/05/06            950,000
     800,000   FL Gulf Coast Univ Fin Corp Rev.............................    3.550    01/05/06            800,000
     600,000   FL HFC Rev (Charleston).....................................    3.540    01/05/06            600,000
     120,000   Gulf Breeze FL Loc Govt Loan Prog B.........................    3.520    01/05/06            120,000
     350,000   Gulf Breeze FL Muni Bond Fund Ser A.........................    3.520    01/05/06            350,000
     300,000   Highlands Co FL HFA Rev (Adventist Hlth Sys)................    3.550    01/05/06            300,000
     400,000   Marion Co FL IDA Rev (Chambrel).............................    3.540    01/05/06            400,000
   1,050,000   Miami-Dade Co FL Wtr & Swr Rev..............................    3.510    01/05/06          1,050,000
     100,000   Palm Beach Co FL Edl Facs Auth Rev (Atlantic College).......    3.600    01/05/06            100,000
     900,000   Palm Beach Co FL Rev (Henry Morrison Flagler)...............    3.530    01/05/06            900,000
   1,000,000   Palm Beach Co FL Rev (Morse Oblig Group)....................    3.560    01/05/06          1,000,000
     775,000   Pasco Co FL School Board COP................................    3.510    01/05/06            775,000
     500,000   Puerto Rico Cmnwlth Hwy & Trans Auth Hwy Rev Ser 969........    3.530    01/05/06            500,000
     300,000   Seminole Co FL IDA (FL Living Nursing Ctr)..................    3.710    01/05/06            300,000
   1,000,000   Seminole Co FL IDA Rev (Master Academy).....................    3.560    01/05/06          1,000,000
     100,000   Univ of North FL 1998 Parking Rev Bonds.....................    3.580    01/05/06            100,000
                                                                                                        -----------
               TOTAL FLOATING & VARIABLE DEMAND NOTES......................                             $18,170,000
                                                                                                        -----------

FLORIDA TAX-FREE MONEY MARKET FUND
(CONTINUED)
===================================================================================================================
   PRINCIPAL                                                                  COUPON    MATURITY           MARKET
    AMOUNT     ADJUSTABLE RATE PUT BONDS -- 5.7%                               RATE       DATE              VALUE
-------------------------------------------------------------------------------------------------------------------
 $   400,000   Corpus Christi TX IDC EDR (Texas Air Invt)..................    2.900    02/01/06        $   400,000
   1,000,000   Putnam Co FL Dev Auth PCR (Seminole Elec Coop)..............    3.270    06/15/06          1,000,000
                                                                                                        -----------
               TOTAL ADJUSTABLE RATE PUT BONDS.............................                             $ 1,400,000
                                                                                                        -----------
-------------------------------------------------------------------------------------------------------------------
   PRINCIPAL                                                                  COUPON     MATURITY          MARKET
     AMOUNT    COMMERCIAL PAPER -- 4.1%                                        RATE        DATE             VALUE
-------------------------------------------------------------------------------------------------------------------
 $ 1,000,000   Jacksonville FL Hlth Fac Auth Hosp Rev (Baptist Medical)....    3.100    01/18/06        $ 1,000,000
                                                                                                        -----------

               TOTAL INVESTMENT SECURITIES -- 99.7%
               (Amortized Cost $24,408,475)................................                             $24,408,475

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3%...............                                  74,811
                                                                                                        -----------

               NET ASSETS -- 100.0%........................................                             $24,483,286
                                                                                                        ===========

See accompanying notes to portfolios of investments and notes to financial statements.

OHIO INSURED TAX-FREE FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
===================================================================================================================
   PRINCIPAL                                                                  COUPON    MATURITY           MARKET
     AMOUNT    FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 96.6%          RATE       DATE              VALUE
-------------------------------------------------------------------------------------------------------------------
 $ 1,000,000   Norwood OH TIF (Cornerstone)................................    4.500    04/03/06        $ 1,000,010
     224,718   Columbus OH Special Assessment GO...........................    5.050    04/15/08            232,504
   1,000,000   OH St Bldg Auth Rev (Adult Correctional Bldg)
                  Prerefunded @ 100........................................    5.250    10/01/09          1,073,420
   1,000,000   Hamilton OH CSD GO Prerefunded @ 101........................    5.500    12/01/09          1,085,180
   1,000,000   Hamilton OH CSD GO Prerefunded @ 101........................    5.625    12/01/09          1,089,730
   1,000,000   Kings OH LSD GO Prerefunded @ 101...........................    5.650    12/01/09          1,090,650
   1,035,000   Reading OH Rev (St Mary's Ed Institute).....................    5.550    02/01/10          1,106,032
   1,000,000   Bowling Green St Univ OH General Rcpts
                  Rev Prerefunded @ 101....................................    5.750    06/01/10          1,102,400
     680,000   Cuyahoga Co OH Mtg Rev (West Tech Apts).....................    5.100    09/20/10            706,812
     500,000   Akron OH GO Prerefunded @ 101...............................    5.800    11/01/10            555,830
     275,000   Akron OH GO Prerefunded @ 101...............................    6.000    11/01/10            308,135
     415,000   Dublin OH Var Purp Impt Ser A Prerefunded @ 100.............    6.000    12/01/10            462,156
   1,000,000   Greene Co OH Swr Sys Rev Prerefunded @ 101..................    5.625    12/01/10          1,105,250
   1,000,000   Hilliard OH CSD GO Prerefunded @ 101........................    5.750    12/01/10          1,110,850
   1,000,000   Hilliard OH CSD GO Prerefunded @ 101........................    5.750    12/01/10          1,110,850
     525,000   Kings OH LSD GO Prerefunded @ 101...........................    6.050    12/01/10            590,216
     500,000   Lake OH LSD GO (Stark Co) Prerefunded @ 100.................    5.750    12/01/10            551,205
   1,000,000   Summit Co OH GO Prerefunded @ 101...........................    6.000    12/01/10          1,118,700
     165,000   Cuyahoga Co OH Hosp Rev (Univ Hosp) Escrowed to Maturity....    9.000    06/01/11            189,547
   1,000,000   Lorain Co OH Hosp Rev (Catholic Health).....................    5.625    10/01/11          1,091,560
   1,000,000   Hamilton Co OH Swr Sys Rev..................................    5.500    12/01/11          1,102,970
   1,000,000   Indian Hill OH EVSD GO Prerefunded @ 100....................    5.250    12/01/11          1,089,850
   1,075,000   Franklin Co OH Hosp Impt (Childrens Hosp)...................    5.500    05/01/12          1,180,544
     660,000   West Chester Twp OH GO......................................    5.500    12/01/14            727,577
     400,000   Warren OH Wtr Wrks Rev......................................    5.500    11/01/15            443,588
   1,000,000   Buckeye Valley OH LSD GO....................................    6.850    12/01/15          1,172,270
   1,315,000   Loveland OH CSD GO..........................................    5.000    12/01/15          1,437,874
     660,000   Columbus-Polaris Hsg Corp Rev Prerefunded @ 100.............    7.400    01/01/16            781,354
     945,000   Chillicothe OH CSD GO.......................................    5.000    12/01/16          1,022,055
     975,000   Hamilton Co OH Convention Facs Auth Rev (Second Lien).......    5.000    12/01/16          1,045,668
   1,260,000   Cleveland OH Arpt Sys Rev...................................    5.125    01/01/17          1,307,552
     750,000   Butler Co OH Trans Impt Dist................................    5.125    04/01/17            789,675
   1,000,000   Univ of Cincinnati OH General Rcpts Rev.....................    5.750    06/01/19          1,094,290
   1,000,000   Lorain Co OH Hosp Rev (Catholic Health Partners)............    5.500    09/01/19          1,079,380
   1,000,000   Lucas Co OH Hosp Rev (Promedica Health Grp).................    5.625    11/15/19          1,078,280
     500,000   Cleveland OH Non Tax Rev (Cleveland Stadium)................    5.125    12/01/19            537,640
   1,085,000   West Clermont OH LSD GO.....................................    5.000    12/01/19          1,155,688
     210,000   Butler Co OH GO.............................................    5.250    12/01/20            228,554
   1,500,000   Nordonia Hills OH CSD GO....................................    5.375    12/01/20          1,618,350
   1,000,000   Pickerington OH LSD UTGO....................................    5.250    12/01/20          1,072,350
     850,000   West Chester Twp OH GO......................................    5.000    12/01/20            899,317
   1,210,000   Cincinnati OH Tech College Rev..............................    5.250    10/01/21          1,314,931
   1,000,000   Monroe OH LSD Sch Impt GO...................................    5.000    12/01/21          1,058,650
   1,170,000   Upper Arlington OH CSD GO...................................    5.000    12/01/21          1,250,613
   1,185,000   Akron OH Impt GO............................................    5.000    12/01/22          1,257,510
   1,035,000   Elyria OH GO................................................    5.000    12/01/22          1,102,151

OHIO INSURED TAX-FREE FUND
(CONTINUED)
===================================================================================================================
   PRINCIPAL   FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 96.6%         COUPON    MATURITY           MARKET
    AMOUNT     (CONTINUED)                                                     RATE       DATE              VALUE
-------------------------------------------------------------------------------------------------------------------
 $   765,000   Fairfield Co OH GO..........................................    5.000    12/01/22        $   811,810
   1,000,000   Mansfield OH CSD............................................    5.000    12/01/22          1,063,270
   1,200,000   Ross Twp OH LSD GO..........................................    5.000    12/01/22          1,273,428
     250,000   OH St Higher Ed Fac (Xavier Univ)...........................    5.000    05/01/23            264,610
   1,050,000   Harrison OH Wst Wtr Sys Rev.................................    5.250    11/01/23          1,141,907
   1,000,000   Akron OH Var Purp GO........................................    5.000    12/01/23          1,054,700
     450,000   Columbus OH TIF Rev (Polaris)...............................    4.750    12/01/23            463,842
     865,000   Fairfield Co OH GO..........................................    5.000    12/01/23            917,653
     425,000   Hamilton OH CSD GO..........................................    5.000    12/01/23            451,210
   1,480,000   Lakewood OH CSD.............................................    5.250    12/01/23          1,608,331
   1,000,000   Newark OH Var Purp GO.......................................    4.750    12/01/23          1,029,900
   1,000,000   OH St Higher Ed Fac Rev (Univ Dayton).......................    5.000    12/01/23          1,054,400
   1,000,000   Toledo OH CSD GO............................................    5.000    12/01/23          1,059,750
   1,085,000   Wyoming OH CSD..............................................    5.000    12/01/23          1,153,887
   1,000,000   Hamilton Co OH Hosp Rev (Childrens Hosp Med Ctr)............    5.000    05/15/24          1,045,880
     400,000   Springboro OH Swr Sys Rev...................................    5.000    06/01/24            421,612
   1,000,000   Cleveland OH Muni SD GO.....................................    5.250    12/01/24          1,078,930
   1,040,000   Franklin Co OH Hosp Rev (Childrens Hosp)....................    5.000    05/01/25          1,090,544
   2,000,000   OH St Univ Gen Rcpts........................................    5.000    06/01/25          2,109,019
     810,000   Big Walnut OH LSD GO........................................    5.000    12/01/25            855,295
   1,750,000   Eaton OH CSD GO.............................................    5.000    12/01/25          1,842,943
   2,000,000   Frankling Co OH Conv Ctr Rev................................    5.000    12/01/25          2,116,979
   1,885,000   Kings OH LSD UTGO...........................................    5.000    12/01/25          1,990,730
   1,050,000   Lakota OH LSD...............................................    4.750    12/01/25          1,081,805
   1,000,000   Oak Hills OH LSD GO.........................................    5.000    12/01/25          1,059,320
   1,000,000   Plain OH LSD GO.............................................    5.000    12/01/25          1,046,860
     900,000   Licking Heights OH LSD GO...................................    6.400    12/01/28          1,154,493
     500,000   OH St Air Qlty Dev PCR......................................    4.800    01/01/34            505,710
                                                                                                        -----------
               TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS.........                             $74,278,536
                                                                                                        -----------
-------------------------------------------------------------------------------------------------------------------
   PRINCIPAL                                                                  COUPON    MATURITY           MARKET
    AMOUNT     FLOATING & VARIABLE DEMAND NOTES -- 3.0%                        RATE       DATE              VALUE
-------------------------------------------------------------------------------------------------------------------
 $   400,000   Cleveland OH Inc Tax Rev....................................    3.420    01/04/06        $   400,000
   1,000,000   Hamilton Co OH Hosp Rev (Health Alliance) Ser A.............    3.420    01/04/06          1,000,000
     100,000   Hamilton Co OH Hosp Rev (Health Alliance) Ser B.............    3.530    01/04/06            100,000
     800,000   Puerto Rico Elec Pwr Auth Tr Rcpts Ser SGA 43...............    3.530    01/04/06            800,000
                                                                                                        -----------
               TOTAL FLOATING & VARIABLE DEMAND NOTES......................                             $ 2,300,000
                                                                                                        -----------

               TOTAL INVESTMENT SECURITIES -- 99.6%
               (Amortized Cost $72,742,310)................................                             $76,578,536

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%...............                                 340,940
                                                                                                        -----------

               NET ASSETS -- 100.0%........................................                             $76,919,476
                                                                                                        ===========

See accompanying notes to portfolios of investments and notes to financial statements.

OHIO TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
===================================================================================================================
   PRINCIPAL                                                                  COUPON    MATURITY           MARKET
    AMOUNT      FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 23.4%         RATE       DATE              VALUE
-------------------------------------------------------------------------------------------------------------------
 $ 1,980,000   AMP OH Elec Rev BANS (Brewester Vlg)........................    2.750    01/12/06        $ 1,980,118
   2,000,000   OH Univ Gen Rcpts BANS......................................    3.000    01/19/06          2,000,731
   1,040,000   Willard OH LTGO BANS........................................    3.000    01/25/06          1,040,303
   3,230,000   Willard OH LTGO BANS........................................    4.000    01/25/06          3,232,084
   4,000,000   OH St Turnpike Rev Ser A Prerefunded @102...................    5.500    02/15/06          4,091,011
     100,000   OH St Turnpike Rev Ser A Prerefunded @102...................    5.500    02/15/06            102,305
   2,000,000   AMP OH Elec Rev BANS (Vlg of Lodi)..........................    3.250    03/16/06          2,002,391
     500,000   Middletown OH Arpt Facs Acq LTGO BANS.......................    4.500    06/06/06            503,138
   4,875,000   Middletown OH CSD UTGO BANS.................................    4.000    06/08/06          4,889,414
   3,500,000   Gallia Co OH LSD LTGO BANS..................................    4.500    06/15/06          3,517,157
   1,500,000   AMP OH Elec Rev BANS (Newton Falls).........................    3.000    06/30/06          1,500,000
   2,350,000   AMP OH Elec Rev BANS (Montpelier)...........................    3.000    07/06/06          2,350,000
     750,000   Glenwillow Vlg OH LTGO BANS.................................    3.400    08/10/06            750,882
   3,250,000   Hillsboro OH CSD Sch Impt UTGO BANS.........................    4.000    08/16/06          3,264,762
   5,840,000   AMP OH Elect Rev BANS (Bryan)...............................    3.500    08/18/06          5,852,489
   3,373,000   Jackson Co OH Var Purp LTGO BANS............................    4.000    09/07/06          3,387,542
   4,350,000   Obetz OH Var Purp UTGO BANS.................................    5.900    10/13/06          4,434,775
   2,750,000   Harrison Twp OH Fire Dept LTGO BANS.........................    3.400    10/19/06          2,753,176
   4,280,000   Springboro OH Real Estate Acq Nts...........................    4.000    11/02/06          4,297,298
   3,500,000   Cuyahoga Heights OH UTGO BANS...............................    4.000    11/15/06          3,514,739
   6,197,000   Deerfield Twp OH Var Purp LTGO BANS.........................    4.000    11/30/06          6,221,584
               TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS.........                             $61,685,899
-------------------------------------------------------------------------------------------------------------------
   PRINCIPAL                                                                  COUPON    MATURITY           MARKET
    AMOUNT      FLOATING & VARIABLE DEMAND NOTES -- 73.0%                      RATE       DATE              VALUE
-------------------------------------------------------------------------------------------------------------------
 $   100,000   Cuyahoga Co OH Hosp (Univ Hosp).............................    3.750    01/01/06        $   100,000
   2,315,000   Cuyahoga Co OH IDR (S&R Playhouse Rlty).....................    3.000    01/01/06          2,315,000
   1,930,000   OH St Air Quality Rev PCR (OH Edison).......................    3.750    01/01/06          1,930,000
   1,000,000   OH St Higher Ed Fac (Case Western)..........................    3.750    01/01/06          1,000,000
     830,000   Centerville OH Hlthcare (Bethany Luth Vlg)..................    3.570    01/04/06            830,000
   3,000,000   Cleveland OH Arpt Sys Rev Tr Rcpts SGA 126..................    3.580    01/04/06          3,000,000
   1,680,000   Cuyahoga Co OH Ed Fac (Utd Cerebral Paisy Assn).............    3.590    01/04/06          1,680,000
     760,000   Erie Co OH IDR (Toft Dairy Inc).............................    3.590    01/04/06            760,000
     270,000   Greene Co OH Hlth Fac (Greene Oaks).........................    3.590    01/04/06            270,000
     705,000   Hamilton Co OH Hlth Fac (St Aloysius Orphanage).............    3.590    01/04/06            705,000
     900,000   Hamilton Co OH Hosp Rev (Health Alliance) Ser B.............    3.530    01/04/06            900,000
   1,375,000   Hamilton Co OH Hosp Rev (Health Alliance) Ser F.............    3.530    01/04/06          1,375,000
   3,900,000   Lake Co OH Hosp Facs (Lake Hosp)............................    3.620    01/04/06          3,900,000
   1,710,000   Lorain Co OH IDR (EMH Regl Med Ctr).........................    3.590    01/04/06          1,710,000
   4,000,000   Middletown OH Dev (Bishop-Fenwick HS).......................    3.580    01/04/06          4,000,000
   2,000,000   Montgomery Co OH EDR (Dayton Art Inst)......................    3.580    01/04/06          2,000,000
   1,400,000   OH St GO Infrastructure Impt................................    3.540    01/04/06          1,400,000
   5,060,000   OH St Wtr Dev Auth Purewater................................    3.540    01/04/06          5,060,000
   1,000,000   OH Wtr Dev Auth PCR (Cleveland Elec) Ser B..................    3.580    01/04/06          1,000,000
   2,050,000   OH Wtr Dev Auth Rev (Timken Company)........................    3.580    01/04/06          2,050,000
     250,000   Orrville OH Hosp Fac (Orrville Hosp Fdtn)...................    3.620    01/04/06            250,000
   3,400,000   Scioto Co OH Hosp Rev (VHA Ctr) Ser G.......................    3.540    01/04/06          3,400,000

OHIO TAX-FREE MONEY MARKET FUND
(CONTINUED)
===================================================================================================================
   PRINCIPAL   FLOATING & VARIABLE DEMAND NOTES -- 73.0%                      COUPON    MATURITY           MARKET
    AMOUNT     (CONTINUED)                                                     RATE       DATE              VALUE
-------------------------------------------------------------------------------------------------------------------
 $ 3,000,000   ABN AMRO MuniTOPS Ctfs Tr 1998-18 (Cleveland OH Wtrwks).....    3.570    01/05/06        $ 3,000,000
   3,400,000   ABN AMRO MuniTOPS Ctfs Tr 2001-03 (Westerville OH CSD)......    3.540    01/05/06          3,400,000
     865,000   Akron Bath Copley OH Hosp (Summa Hlth) B....................    3.560    01/05/06            865,000
     900,000   Ashtabula Co OH Hosp (Ashtabula Co Med Ctr).................    3.540    01/05/06            900,000
   3,900,000   Athens Co OH Port Auth (Hsg OH Univ)........................    3.550    01/05/06          3,900,000
   1,505,000   Butler Co OH Hosp Facs (Berkeley Sq Ret)....................    3.540    01/05/06          1,505,000
   3,015,000   Butler Co OH Hosp Facs Rev (Middletown Regl Hosp)...........    3.520    01/05/06          3,015,000
   2,605,000   Cambridge OH Hosp Facs Rev (SE OH Regl Med).................    3.600    01/05/06          2,605,000
   2,020,000   Carroll Co OH Hlthcare Fac (St Johns Villa).................    3.600    01/05/06          2,020,000
     110,000   Cochocton Co OH Hosp (Echoing Hills Vlg)....................    3.650    01/05/06            110,000
   1,300,000   Columbus OH Regl Arpt Auth Rev..............................    3.520    01/05/06          1,300,000
   3,815,000   Coshocton Co OH Hosp Facs Rev (Mem Hosp)....................    3.570    01/05/06          3,815,000
   1,480,000   Cuyahoga Co OH Civic Facs (West Side Ecumenical)............    3.590    01/05/06          1,480,000
   4,800,000   Cuyahoga Co OH Hlth (Gardens of Mcgregor & Amasa Stone).....    3.560    01/05/06          4,800,000
     820,000   Cuyahoga Co OH Hlth Facs Rev (Franciscan Cmntys)............    3.540    01/05/06            820,000
   3,045,000   Delaware Co OH Hlth Fac (Sarah Moore Home)..................    3.660    01/05/06          3,045,000
   1,990,000   Franklin Co OH EDR (Dominican Sisters)......................    3.590    01/05/06          1,990,000
   1,400,000   Franklin Co OH Hlth Fac (Heinzerling Fndtn).................    3.650    01/05/06          1,400,000
     800,000   Franklin Co OH Hlth Fac (Lifeline Organ Procurement)........    3.590    01/05/06            800,000
   3,000,000   Franklin Co OH Hlth Facs (Friendship Vlg Dublin)............    3.540    01/05/06          3,000,000
   7,385,000   Franklin Co OH Hlth Facs (Presbyterian).....................    3.560    01/05/06          7,385,000
     875,000   Franklin Co OH IDR (OH Girl Scout Council)..................    3.650    01/05/06            875,000
   1,800,000   Fulton Co OH IDR (Polycraft Inc)............................    3.820    01/05/06          1,800,000
     300,000   Hamilton Co OH EDR (Contemporary Arts Ctr)..................    3.600    01/05/06            300,000
   1,250,000   Hamilton Co OH Hosp (Beechwood Home)........................    3.540    01/05/06          1,250,000
     980,000   Hamilton Co OH Hosp (Childrens Hosp Med Ctr) Ser 2000.......    3.500    01/05/06            980,000
   6,645,000   Hamilton Co OH Hosp (Drake Ctr Inc).........................    3.510    01/05/06          6,645,000
   2,300,000   Hamilton Co OH Hosp Facs Rev (Elizabeth Gamble) Ser B.......    3.440    01/05/06          2,300,000
   5,920,000   Hamilton Co OH Sales Tax Fltr Ctfs Ser 356..................    3.550    01/05/06          5,920,000
   2,944,000   Hamilton OH MFH Afford Hsg (Knollwood Vlg) A................    3.540    01/05/06          2,944,000
   2,579,000   Hancock Co OH MFH (Crystal Glen Apts) A.....................    3.540    01/05/06          2,579,000
   2,000,000   Jackson OH Hosp Facs Rev (Holzer Cons Hlth Sys).............    3.570    01/05/06          2,000,000
   3,630,000   Lima OH Hosp Fac (Lima Mem Hosp)............................    3.590    01/05/06          3,630,000
     400,000   Lucas Co OH Hlth Fac (Lutheran Homes).......................    3.560    01/05/06            400,000
      50,000   Lucas Co OH Hosp Rev (Sunshine Childrens Home)..............    3.700    01/05/06             50,000
      55,000   Lucas Co OH IDR (SA Associates).............................    3.680    01/05/06             55,000
     515,000   Mahoning Co OH IDR (OH Heart Inst)..........................    3.650    01/05/06            515,000
     300,000   Marion Co OH Hosp Pooled Lease Rev..........................    3.540    01/05/06            300,000
   1,095,000   Mason OH TIF Rev (Central Parke of Mason)...................    3.590    01/05/06          1,095,000
   1,700,000   Middleburg Hgts OH Hosp Rev (SW Gen Hlth)...................    3.550    01/05/06          1,700,000
   1,080,000   Montgomery Co OH Hlth Facs (Cmnty Blood Ctr)................    3.650    01/05/06          1,080,000
   2,100,000   Montgomery Co OH Rev (St Vincent de Paul)...................    3.560    01/05/06          2,100,000
   1,375,000   OH St Higher Ed Fac (John Carroll)..........................    3.550    01/05/06          1,375,000
   3,000,000   OH St Higher Ed Fac (Mt St Joseph)..........................    3.540    01/05/06          3,000,000
   1,000,000   OH St Higher Ed Fac Pooled Fin (1997).......................    3.610    01/05/06          1,000,000
   2,800,000   OH St Higher Ed Fac Pooled Fin (1998).......................    3.610    01/05/06          2,800,000
     400,000   OH St Higher Ed Fac Pooled Fin (1999).......................    3.610    01/05/06            400,000
     200,000   OH St Higher Ed Rev (Malone College)........................    3.600    01/05/06            200,000
   3,695,000   Port Gtr Cincinnati Dev Auth (Cincinnati Zoo)...............    3.480    01/05/06          3,695,000
   3,450,000   Puerto Rico Childrens Tr Fund Putter Ser 149................    3.550    01/05/06          3,450,000

OHIO TAX-FREE MONEY MARKET FUND
(CONTINUED)
===================================================================================================================
   PRINCIPAL   FLOATING & VARIABLE DEMAND NOTES -- 73.0%                      COUPON    MATURITY           MARKET
    AMOUNT     (CONTINUED)                                                     RATE       DATE              VALUE
-------------------------------------------------------------------------------------------------------------------
   $   900,000 Puerto Rico Cmnwlth GO Putter Ser 441.......................    3.540    01/05/06        $   900,000
     2,000,000 Puerto Rico Cmnwlth Hwy & Trans Auth Rev Ser 969............    3.530    01/05/06          2,000,000
     1,700,000 Puerto Rico Pub Fin Corp Putters Ser 363....................    3.540    01/05/06          1,700,000
     4,135,000 Sharonville OH IDR (Duke Rlty LP)...........................    3.670    01/05/06          4,135,000
     2,400,000 Summit Co OH Civic Fac Rev (YMCA)...........................    3.590    01/05/06          2,400,000
     1,390,000 Summit Co OH Hlth Fac (Evant Inc)...........................    3.650    01/05/06          1,390,000
     3,300,000 Toledo OH City Svcs Special Assmnt..........................    3.510    01/05/06          3,300,000
     2,225,000 Toledo OH City Svcs Special Assmnt..........................    3.510    01/05/06          2,225,000
     5,000,000 Toledo-Lucas Co OH Port Auth Rev............................    3.530    01/05/06          5,000,000
     3,995,000 Univ of Akron Gen Rcpts Fltr Ctfs Ser 165...................    3.550    01/05/06          3,995,000
     3,700,000 Univ of Akron Gen Rcpts Ser 2004............................    3.500    01/05/06          3,700,000
     1,500,000 Warren Co OH Hlthcare Facs Rev..............................    3.440    01/05/06          1,500,000
     1,600,000 Warren Co OH IDR (Liquid Container).........................    3.530    01/05/06          1,600,000
     1,355,000 Westlake OH EDR (Oaks Dev Co)...............................    3.650    01/05/06          1,355,000
     4,720,000 Woodlawn OH EDR (Goodwill Inds).............................    3.540    01/05/06          4,720,000
     1,570,000 Miami Co OH Hosp Fac (Upper Vly Med Ctr)....................    3.580    01/06/06          1,570,000
     5,700,000 Hamilton Co OH IDR (ADP)....................................    3.160    01/15/06          5,700,000
                                                                                                       ------------
               TOTAL FLOATING & VARIABLE DEMAND NOTES......................                            $192,418,000
                                                                                                       ------------
-------------------------------------------------------------------------------------------------------------------
   PRINCIPAL                                                                  COUPON    MATURITY           MARKET
    AMOUNT     ADJUSTABLE RATE PUT BONDS -- 3.2%                               RATE       DATE              VALUE
-------------------------------------------------------------------------------------------------------------------
 $ 3,040,000   Cuyahoga Co OH IDR (Halle Office Bldg)......................    3.080    04/01/06       $  3,040,000
     910,000   Clermont Co OH EDR (John Q Hammons/Clermont Hills)..........    3.250    05/01/06            910,000
   2,370,000   Richland Co OH IDR (Mansfield Sq Ltd).......................    3.250    05/15/06          2,370,000
     500,000   Gallia Co OH IDR (Jackson Pike Assoc).......................    3.550    06/15/06            500,000
   1,675,000   McDonald Tax Exempt Mtge Trust..............................    3.500    11/15/06          1,675,000
                                                                                                       ------------
               TOTAL ADJUSTABLE RATE PUT BONDS.............................                            $  8,495,000
                                                                                                       ------------

               TOTAL INVESTMENT SECURITIES -- 99.6%
               (Amortized Cost $262,598,899)...............................                            $262,598,899

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%................                              1,166,720
                                                                                                       ------------

               NET ASSETS -- 100.0%.........................................                           $263,765,619
                                                                                                       ============

See accompanying notes to portfolios of investments and notes to financial statements.

TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
===================================================================================================================
   PRINCIPAL                                                                  COUPON    MATURITY           MARKET
    AMOUNT     FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 9.2%           RATE       DATE              VALUE
-------------------------------------------------------------------------------------------------------------------
 $   495,000   Rock Hill SC COP (Hospitality Fee Pledge)...................    3.000    01/01/06        $   495,000
     400,000   Arlington TX Indpt SD UTGO Prerefunded @ 100................    5.000    02/15/06            400,856
     205,000   North Central TX Hlth Fac Dev Corp Rev......................    4.700    02/15/06            205,446
     100,000   Detroit MI CSD UTGO.........................................    5.000    05/01/06            100,525
     500,000   Gallia Co OH LSD LTGO BANS..................................    4.500    06/15/06            502,451
     900,000   Covington KY Indpt SD TRANS.................................    3.500    06/30/06            901,095
     400,000   AMP OH Elect Sys Rev BANS (Woodville Vlg)...................    3.250    07/20/06            400,427
     550,000   AMP OH Elect Sys Rev BANS (Carey Vlg).......................    3.400    08/03/06            550,784
     500,000   Obetz OH Var Purp UTGO BANS.................................    5.900    10/13/06            509,744
     375,000   AMP OH Elect Sys Rev BANS (Yellow Springs)..................    4.000    11/02/06            376,213
                                                                                                        -----------
               TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS  .......                             $ 4,442,541
                                                                                                        -----------

-------------------------------------------------------------------------------------------------------------------
   PRINCIPAL                                                                  COUPON    MATURITY           MARKET
    AMOUNT     FLOATING & VARIABLE DEMAND NOTES -- 80.7%                       RATE       DATE              VALUE
-------------------------------------------------------------------------------------------------------------------
 $ 1,035,000   Arvada CO Wtr Sys Rev.......................................    3.100    01/01/06        $ 1,035,000
      35,000   Boone Co KY IBR (Hennegan Co)...............................    3.590    01/01/06             35,000
   1,650,000   Broward Co FL Hlth Facs Rev (John Knox Vlg).................    3.800    01/01/06          1,650,000
     100,000   Chester Co PA IDA Rev (Archdiocese Philadelphia)............    3.650    01/01/06            100,000
   1,100,000   Converse Co WY PCR (Pacificorp).............................    3.700    01/01/06          1,100,000
   1,300,000   MO St Hlth & Ed (WA Univ) Ser A.............................    3.700    01/01/06          1,300,000
   1,300,000   OH St Air Qlty Dev Auth Rev (OH Edison Co)..................    3.850    01/01/06          1,300,000
   1,000,000   OH St Air Quality Rev PCR (Ohio Edison).....................    3.750    01/01/06          1,000,000
   1,400,000   OH St Higher Ed Fac Rev (Case Western)......................    3.750    01/01/06          1,400,000
     800,000   Tarrant Co TX Hlth Fac Rev (Cumberland Rest Inc)............    3.700    01/01/06            800,000
   1,300,000   Trumbull Co OH Hlthcare (Shepard of Valley Lutheran Home)...    3.750    01/01/06          1,300,000
     500,000   Portland OR MFH Rev (South Pk Block)........................    3.470    01/03/06            500,000
     300,000   Bloomington IL Normal Arpt Auth.............................    3.590    01/04/06            300,000
     250,000   CO Hlth Facs (Jefferson Hills) Ser B........................    3.600    01/04/06            250,000
     600,000   Dade Co FL IDA IDR (Dolphins Stadium).......................    3.550    01/04/06            600,000
     350,000   E-470 Pub Highway Auth CO Rev (Vehicle Reg Fee).............    3.550    01/04/06            350,000
     700,000   IL Dev Fin Auth IDR (Revcor Inc)............................    3.640    01/04/06            700,000
     900,000   Nassau Co FL PCR (Rayonier).................................    3.540    01/04/06            900,000
     400,000   OH St Air Qlty Dev Auth Rev (Timken)........................    3.680    01/04/06            400,000
     650,000   Orange Co FL HFA Rev (Sundown Assoc)........................    3.560    01/04/06            650,000
     400,000   Palm Beach Co FL Rev (Norton Gallery).......................    3.430    01/04/06            400,000
   1,100,000   Scio Twp MI EDR (ADP Inc)...................................    3.680    01/04/06          1,100,000
     600,000   Ulster Co NY IDA IDR (Viking Industries Inc) Ser A..........    3.660    01/04/06            600,000
   1,575,000   Akron Bath Copley OH Hosp (Summa Hlth Sys)..................    3.560    01/05/06          1,575,000
     275,000   Akron Bath Copley OH Hosp (Visiting Nurse Svcs).............    3.600    01/05/06            275,000
     500,000   Ames Higher Ed Facs Corp TX Rev (St Gabriels)...............    3.580    01/05/06            500,000
     120,000   Boulder CO Dev Rev (Humane Society).........................    3.630    01/05/06            120,000
     240,000   CA Infra EDB IDR (Metrotile Mfg) Ser A......................    3.760    01/05/06            240,000
     100,000   CA Statewide Cmntys IDR (American Modular Sys)..............    3.600    01/05/06            100,000
     100,000   Catawba Co NC Ind Fac (Lucky 7 Dev Grp).....................    3.670    01/05/06            100,000
     675,000   CO HFA EDR (Casarosa & Denver Gasket Inc)...................    3.720    01/05/06            675,000
     500,000   Duchesne SD UT Bldg Auth Rev................................    3.580    01/05/06            500,000
     700,000   Duval Co FL HFA MFH Mtg Rev (Glades Apts)...................    3.510    01/05/06            700,000

TAX-FREE MONEY MARKET FUND
(CONTINUED)
===================================================================================================================
   PRINCIPAL   FLOATING & VARIABLE DEMAND NOTES -- 80.7%                      COUPON    MATURITY           MARKET
    AMOUNT     (CONTINUED)                                                     RATE       DATE              VALUE
-------------------------------------------------------------------------------------------------------------------
 $   545,000   Eden Prairie MN MFH Rev (Lake Place Apts)...................    3.630    01/05/06        $   545,000
     310,000   Eupora MS IDR (Plymouth Tube Co)............................    3.800    01/05/06            310,000
     280,000   Fargo ND CDR Rev (Kelly Inns Fargo).........................    3.700    01/05/06            280,000
     300,000   Hanford CA Swr Rev Ser A....................................    3.600    01/05/06            300,000
     900,000   Highlands Co FL Hlth Facs Auth Rev (Adventist Hlth Sys) Ser B   3.550    01/05/06            900,000
     300,000   IA Fin Auth Rev (Northcrest Inc)............................    3.630    01/05/06            300,000
     390,000   IA Fin Auth Rev (Regis Schs)................................    3.580    01/05/06            390,000
     200,000   IA Higher Ed Auth Rev (American Institute)..................    3.630    01/05/06            200,000
   1,000,000   IL Fin Auth Rev (The Clare at Wtr) Ser D....................    3.550    01/05/06          1,000,000
     500,000   IN St Ed Facs Auth (Univ Evansville)........................    3.650    01/05/06            500,000
     882,000   Indianapolis IN EDR (Pedcor Invts Waterfront-B).............    3.850    01/05/06            882,000
     740,000   Indianapolis IN MFH Rev (Nora Commons)......................    3.650    01/05/06            740,000
     280,000   Lake Co IL Cmnty SD #73 Putter Ser 329......................    3.580    01/05/06            280,000
     410,000   Lancaster NE IDR (Garner Inds) Ser B........................    3.660    01/05/06            410,000
     100,000   Lemoore CA COP (Muni Golf Course)...........................    3.810    01/05/06            100,000
     300,000   MA St Ind Fin Agy Rev (Lower Mills Assoc LP)................    3.650    01/05/06            300,000
     240,000   Maricopa Co AZ IDA Hsg Rev (San Angelin Apts)...............    3.850    01/05/06            240,000
     100,000   Montgomery Co OH EDR (Benjamin & Marian)....................    3.600    01/05/06            100,000
     820,000   Oakland CA Liq Fac Rev (Assoc Bay Area Govt)................    3.550    01/05/06            820,000
   1,405,000   Ottawa Co OH Hosp Fac Rev (Luther Home of Mercy)............    3.650    01/05/06          1,405,000
   1,370,000   Ottawa Co OH Hosp Facs Rev (Luther Home of Mercy) Ser 97....    3.650    01/05/06          1,370,000
     800,000   Plymouth MN IDR (Scoville Press Inc)........................    3.630    01/05/06            800,000
   1,000,000   Puerto Rico Cmnwlth Hwy & Trans Auth Hwy Rev Ser 969........    3.530    01/05/06          1,000,000
   1,485,000   Rev Bd Ctfs Ser 04-13 (Centennial East Apts)................    3.960    01/05/06          1,485,000
   1,105,000   Salina KS Rev (Salina Cent Mall LP-Dillards)................    3.750    01/05/06          1,105,000
     700,000   Storm Lake IA High Ed Facs Rev (Buena Vista)................    3.680    01/05/06            700,000
                                                                                                        -----------
               TOTAL FLOATING & VARIABLE DEMAND NOTES......................                             $39,017,000
                                                                                                        -----------
-------------------------------------------------------------------------------------------------------------------
   PRINCIPAL                                                                  COUPON    MATURITY           MARKET
    AMOUNT     ADJUSTABLE RATE PUT BONDS -- 10.0%                              RATE       DATE              VALUE
-------------------------------------------------------------------------------------------------------------------
   1,125,000   Corpus Cristi TX IDC EDR (Texas Air Invt)...................    2.900    02/01/06          1,124,802
     300,000   Summit Co OH IDR (SD Myers Inc).............................    3.400    02/15/06            300,000
     120,000   Dayton KY IBR (Patriot Signage Inc).........................    3.500    03/01/06            120,000
     275,000   Summit Co OH IDR (Struktol Co America)......................    3.750    03/01/06            275,000
      95,000   Cuyahoga Co OH IDR (Halle Office Bldg)......................    3.080    04/01/06             95,000
   1,000,000   KY Rural Wtr Fin Corp Rev...................................    3.100    04/03/06          1,000,000
     225,000   Newport KY IBR (Sumerel Tire)...............................    3.500    06/01/06            225,000
   1,000,000   Westmoreland Co PA IDA (White Cons Inds)....................    3.685    06/01/06          1,000,000
     700,000   McDonald Tax Exempt Mtge Trust..............................    3.500    11/15/06            700,000
                                                                                                        -----------
               TOTAL ADJUSTABLE RATE PUT BONDS.............................                             $ 4,839,802
                                                                                                        -----------

               TOTAL INVESTMENT SECURITIES -- 99.9%
               (Amortized Cost $48,299,343)................................                             $48,299,343

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%................                                 43,789
                                                                                                        -----------

               NET ASSETS -- 100.0%.........................................                            $48,343,132
                                                                                                        ===========

See accompanying notes to portfolios of investments and notes to financial statements.

NOTES TO PORTFOLIOS OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
================================================================================
Variable and adjustable rate put bonds earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The rates shown in the Portfolios of Investments are the coupon rates in effect at December 31, 2005.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as prerefunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolios of Investments are the stipulated prerefunded dates.

PORTFOLIO ABBREVIATIONS:

BANS - Bond Anticipation Notes
CDR - Community Development Revenue
COP - Certificates of Participation
CSD - City School District
EDB - Economic Development Bank
EDR - Economic Development Revenue
EVSD - Exempted Village School District
GO - General Obligation
HFA - Housing Finance Authority/Agency
HFC - Housing Finance Corporation/Committee
IBR - Industrial Building Revenue
IDA - Industrial Development Authority/Agency
IDC - Industrial Development Corporation
IDR - Industrial Development Revenue
LSD - Local School District
LTGO - Limited Tax General Obligation
MFH - Multi-Family Housing
PCR - Pollution Control Revenue
SD - School District
TANS - Tax Anticipation Notes
TRANS - Tax & Revenue Anticipation Notes
TIF - Tax Increment Financing
UT - Unlimited Tax
UTGO - Unlimited Tax General Obligation

PORTFOLIO COMPOSITION
DECEMBER 31, 2005 (UNAUDITED)
================================================================================
As of December 31, 2005, the Ohio Insured Tax-Free Fund and the Ohio Tax-Free Money Market Fund were invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the interest from which is exempt from Ohio personal income tax. The Florida Tax-Free Money Market Fund was 88.0% invested in debt obligations issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the value of which is exempt from the Florida intangible personal property tax. As of December 31, 2005, 27.2% of the portfolio securities of the Tax-Free Money Market Fund were concentrated in the State of Ohio, 4.7% in the State of Kentucky and 4.4% in the State of Indiana.

The Florida Tax-Free Money Market Fund, the Ohio Insured Tax-Free Fund, and the Ohio Tax-Free Money Market Fund are each non-diversified Funds under the 1940 Act. Thus, investments may be concentrated in fewer issuers than those of a diversified fund. As of December 31, 2005, there were no concentrations of investments (10% or greater) in any one issuer.

The Florida Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund each invest in municipal securities maturing in 13 months or less and having a short-term rating in one of the top two ratings categories by at least two nationally recognized statistical rating agencies (or by one such agency if a security is rated by only that agency) or, if unrated, are determined by the Advisor, under the supervision of the Board of Trustees, to be of comparable quality.

As of December 31, 2005, 89.8% of the Ohio Insured Tax-Free Fund's long-term portfolio securities were either (1) insured by an insurance policy obtained from a recognized insurer which carries a rating of AAA by S&P or Aaa by Moody's, (2) guaranteed as to the payment of interest and principal by an agency or instrumentality of the U.S. Government or (3) secured as to the payment of interest and principal by an escrow account consisting of obligations of the U.S. Government. Four private insurers individually insure more than 10% of the Ohio Insured Tax-Free Fund's portfolio securities and collectively insure 82.4% of its portfolio securities.

The concentration of investments for each Fund as of December 31, 2005, classified by revenue source, was as follows:

--------------------------------------------------------------------------------
                                       FLORIDA                OHIO
                                       TAX-FREE    OHIO      TAX-FREE   TAX-FREE
                                        MONEY     INSURED     MONEY      MONEY
                                        MARKET    TAX-FREE    MARKET     MARKET
                                         FUND       FUND       FUND       FUND
--------------------------------------------------------------------------------
General Obligations ................       --       45.7%       7.9%       2.3%
                                       -----------------------------------------
Revenue Bonds:
   Industrial Development/
      Pollution Control ............      9.8%        --       10.2%       9.8%
   Hospital/Health Care ............      2.5%      11.5%      25.4%      23.4%
   Utilities/Water & Sewer .........      3.7%       5.7%       4.2%      11.4%
   Education .......................     32.3%       7.6%      10.7%       8.1%
   Housing/Mortgage ................     27.1%       2.0%       9.6%      11.3%
   Economic Development ............      0.9%        --        5.5%       7.9%
   Public Facilities ...............     11.1%        --        4.9%       5.4%
   Transportation ..................      1.0%       2.8%       2.7%       0.7%
   Special Tax .....................       --         --        7.9%       0.4%
   Miscellaneous ...................     11.6%      24.7%      11.0%      19.3%
                                       -----------------------------------------
Total Investments ..................    100.0%     100.0%     100.0%     100.0%
                                       =========================================
--------------------------------------------------------------------------------

OTHER ITEMS
DECEMBER 31, 2005 (UNAUDITED)
================================================================================
PROXY VOTING DISCLOSURE

The Sub-Advisor is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisor uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission's website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling
1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SCHEDULE OF SHAREHOLDER EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 through December 31, 2005).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended December 31, 2005" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

OTHER ITEMS
(CONTINUED)
================================================================================

                                                                                          EXPENSES PAID
                                           NET EXPENSE      BEGINNING        ENDING        DURING THE
                                              RATIO         ACCOUNT         ACCOUNT        SIX MONTHS
                                           ANNUALIZED         VALUE           VALUE           ENDED
                                          DECEMBER 31,       JULY 1,      DECEMBER 31,    DECEMBER 31,
                                              2005            2005            2005            2005*
------------------------------------------------------------------------------------------------------
Florida Tax-Free Money Market Fund
   Actual ..........................          0.75%       $ 1,000.00      $ 1,009.90      $     3.80
   Hypothetical ....................          0.75%       $ 1,000.00      $ 1,021.42      $     3.82
Ohio Insured Tax-Free Fund
   Class A  Actual .................          0.75%       $ 1,000.00      $ 1,001.40      $     3.78
   Class A  Hypothetical ...........          0.75%       $ 1,000.00      $ 1,021.42      $     3.82

   Class C  Actual .................          1.50%       $ 1,000.00      $   997.60      $     7.55
   Class C  Hypothetical ...........          1.50%       $ 1,000.00      $ 1,017.64      $     7.63

Ohio Tax-Free Money Market Fund
   Retail Class  Actual ............          0.75%       $ 1,000.00      $ 1,010.00      $     3.80
   Retail Class  Hypothetical ......          0.75%       $ 1,000.00      $ 1,021.42      $     3.82

   Institutional Class Actual ......          0.50%       $ 1,000.00      $ 1,011.30      $     2.53
   Institutional Class Hypothetical           0.50%       $ 1,000.00      $ 1,022.68      $     2.55

Tax-Free Money Market Fund
   Class A  Actual .................          0.89%       $ 1,000.00      $ 1,010.00      $     4.51
   Class A  Hypothetical ...........          0.89%       $ 1,000.00      $ 1,020.72      $     4.53

   Class S  Actual .................          1.15%       $ 1,000.00      $ 1,008.70      $     5.82
   Class S  Hypothetical ...........          1.15%       $ 1,000.00      $ 1,019.41      $     5.85
------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365] (to reflect the one-half year period).

ADVISORY AGREEMENT APPROVAL DISCLOSURE

The Board of Trustees (the "Board") of the Touchstone Tax-Free Trust ("TTFT")(the "Trust"), and by a separate vote, the Independent Trustees of the Trust, approved the continuance of the Advisory Agreement between the Trust and the Advisor with respect to each Fund and the Sub-Advisory Agreements with respect to each Fund at a meeting held on November 17, 2005.

In determining whether to approve the continuation of the Advisory Agreement and the Sub-Advisory Agreements for the Funds, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Advisory Agreement and of the Sub-Advisory Agreements is in the interests of each of the Funds and its respective shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and expense ratios of comparable investment companies,
(2) comparative performance information; (3) the Advisor's revenues and costs of providing services to the Funds; and (4) information about the Advisor's and Sub-Advisor's personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement and the Sub-Advisory Agreements with management and with experienced independent counsel and received

OTHER ITEMS
(CONTINUED)
================================================================================
materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement and the Sub-Advisory Agreements with respect to each Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement and the Sub-Advisory Agreements with respect to each of the Funds in private sessions with counsel at which no representatives of management were present.

In approving the Funds' Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Funds including the personnel providing services; (2) the Advisor's compensation and profitability; (3) comparison of fees and performance with other advisers; (4) economies of scale; and (5) the terms of the Advisory Agreement. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

NATURE, EXTENT AND QUALITY OF ADVISOR SERVICES. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. The Board discussed the Advisor's effectiveness in monitoring the performance of the Sub-Advisor, an affiliate of the Advisor, and its timeliness in responding to performance issues. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor's senior management through Board meetings, discussions and reports during the preceding year. The Board took into account the Advisor's willingness to consider and implement organizational and operational changes designed to improve investment results. The Board also took into account the Advisor's compliance policies and procedures. The quality of administrative and other services, including the Advisor's role in coordinating the activities of the Funds' other service providers, was also considered. The Board also considered the Advisor's relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest. The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each of the Funds under the Advisory Agreement.

ADVISOR'S COMPENSATION AND PROFITABILITY. The Board took into consideration the financial condition and profitability of the Advisor and its affiliates and the direct and indirect benefits derived by the Advisor and its affiliates from the Advisor's relationship with the Funds. The information considered by the Board included operating profit margin information for the Advisor's business as a whole. The Trustees also considered Fund-by-Fund profitability data that they received from management, which indicated the relative profit and loss of each of the Funds. The Board noted that the Advisor has waived advisory fees and reimbursed expenses for certain of the Funds and also pays the sub-advisory fees out of the advisory fees the Advisor receives from the Funds. The Trustees reviewed the profitability of the Advisor's relationship with the Funds both before and after tax expenses and whether the Advisor had the financial wherewithal to continue to provide a high level of services to the Funds, noting the ongoing commitment of the Advisor's parent with respect to providing support and resources as needed. The Trustees also considered that the Funds' distributor, an affiliate of the Advisor, received Rule 12b-1 distribution fees from the Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares. The Trustees also noted that the Advisor derives reputational and other benefits from its association with the Funds.

The Trustees recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor. Based upon their review, the Trustees concluded that the Advisor's level of profitability, if any, from its relationship with each Fund was reasonable and not excessive.

EXPENSES AND PERFORMANCE. The Board compared the advisory fees and total expense ratios for the Funds with various comparative data, including the industry median and average advisory fees and

OTHER ITEMS
(CONTINUED)
================================================================================
expense ratios in each Fund's respective peer group. The Board also considered the Funds' performance results during the six-months, twelve-months, twenty-four and thirty-six months ended September 30, 2005 and noted that the Board reviews on a quarterly basis detailed information about the Funds' performance results, portfolio composition and investment strategies.

The Board also considered the effect of each Fund's growth and size on its performance and expenses. The Board further noted that the Advisor has waived advisory fees and/or reimbursed expenses for certain of the Funds as necessary to reduce their operating expenses to targeted levels. The Board noted that the fees under the Sub-Advisory Agreements with respect to each Fund are paid by the Advisor out of the advisory fee it receives from the Fund and the impact of such sub-advisory fees on the profitability of the Advisor. In reviewing the expense ratios and performance of the Funds, the Board also took into account the nature, extent and quality of the services provided by the Advisor and its affiliates.

The Trustees considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:

FLORIDA TAX-FREE MONEY MARKET FUND. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were above the median of its peer group. The Board noted that the Advisor was currently waiving a portion of its advisory fee. The Fund's performance for the six-months, twelve-months, twenty-four months and thirty-six months ended September 30, 2005 was in the 3rd quartile of the Fund's peer group. The Trustees noted the relatively small range of difference between the expenses of the peer group's median and those of the Fund, as well as with respect to the performance of the peer group. The Trustees also took into account management's discussion of the Fund's performance. Based upon their review, the Trustees concluded that the quality of the services provided by the Advisor and the Fund's Sub-Advisor offset the current lower performance ranking and that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

OHIO INSURED TAX-FREE FUND. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were above the median and below the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of its advisory fee. The Fund's performance for the six-months, twelve-months, twenty-four months and thirty-four months ended September 30, 2005 was in the 2nd quartile of the Fund's peer group. The Trustees also took into account management's discussion of the Fund's performance. Based upon their review, the Trustees concluded that the Fund's performance over time was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

OHIO TAX-FREE MONEY MARKET FUND. The Fund's advisory fee and total expense ratio were above the median and at the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of its advisory fee. The Fund's performance for the six-months, twelve-months and twenty-four months ended September 30, 2005 was in the 3rd quartile of the Fund's peer group. The Trustees also took into account management's discussion of the Fund's performance. Based upon their review, the Trustees concluded that the Fund's performance is satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

TAX-FREE MONEY MARKET FUND. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were above the median of its peer group. The Board noted that the Advisor was currently waiving a portion of its advisory fee. The Fund's performance for the six-months and twelve-months ended September 30, 2005 was in the 3rd quartile of the Fund's peer group, in the

OTHER ITEMS
(CONTINUED)
================================================================================
2nd quartile for the twenty-four months ended September 30, 2005 and in the 1st quartile for the thirty-six month period. The Trustees noted the relatively small range of difference between the expenses of the peer group's median and those of the Fund, as well as with respect to the performance of the peer group. The Trustees also took into account management's discussion of the Fund's performance. Based upon their review, the Trustees concluded that the advisory fee was reasonable in view of the high quality of services received by the Fund and that relative performance over time has been satisfactory.

ECONOMIES OF SCALE. The Board considered the effect of each Fund's current size and potential growth on its performance and fees. The Board considered the effective fees under the Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that may be realized if the assets of each Fund grows. The Board noted that the advisory fee schedule for each of the Funds contains breakpoints that reduce the fee rate on assets above specified levels. The Trustees noted that the current fee level for the Ohio Tax-Free Money Market Fund reflects such economies of scale. The Trustees also noted that if a Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than certain other expenses.

CONCLUSION. In considering the renewal of the Funds' Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee attributed different weights to the various factors. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund. The Board reached the following conclusions regarding the Funds' Advisory Agreement with the Advisor, among others: (a) the Advisor has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; (c) the performance of each Fund is reasonable or satisfactory in relation to the performance of funds with similar investment objectives and to relevant indices; and (d) each Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Advisor. Based on their conclusions, the Board determined that continuation of the Advisory Agreement for each Fund would be in the interests of the respective Fund and its shareholders.

In approving the Funds' Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and the Sub-Advisory Agreements, among them:
(1) the nature, extent and quality of services provided to the Funds including the personnel providing services; (2) the Sub-Advisor's compensation; (3) a comparison of sub-advisory fees and performance with other advisers; and (4) the terms of the Sub-Advisory Agreements. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL. The Board considered information provided by the Advisor regarding the services provided by the Sub-Advisor, including information presented periodically throughout the previous year. The Board noted the affiliation of the Sub-Advisor with the Advisor, noting any potential conflicts of interest. The Board noted that, on a periodic basis, the Board meets with various portfolio managers of the Sub-Advisor to discuss their respective performance and investment process and strategies. The Board considered the Sub-Advisor's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds. The Trustees also noted the Sub-Advisor's brokerage practices. The Board also considered the Sub-Advisor's regulatory and compliance history. The Board noted that the Advisor's compliance monitoring processes include quarterly reviews of compliance reports and annual compliance visits to the Sub-Advisor and that compliance issues are reported to the Board.

OTHER ITEMS
(CONTINUED)
================================================================================
SUB-ADVISOR'S COMPENSATION. The Board also took into consideration the financial condition of the Sub-Advisor and any indirect benefits derived by the Sub-Advisor and its affiliates from the Sub-Advisor's relationship with the Funds. In considering the profitability to that Sub-Advisor of its relationship with the Funds, the Trustees noted the undertakings of the Advisor to maintain expense limitations for the Funds and also noted that the fees under the Sub-Advisory Agreements were paid by the Advisor out of the advisory fees that it receives under the Advisory Agreement. As a consequence, the profitability to the Sub-Advisor of its relationship with each Fund were not substantial factors in the Trustees' deliberations. For similar reasons, the Trustees did not consider the potential economies of scale in the Sub-Advisor's management of the Funds to be substantial factors in their consideration at this time although it was noted that the sub-advisory fee schedule for the Funds contain breakpoints that reduce the fee rate on assets above specified levels.

SUB-ADVISORY FEES AND FUND PERFORMANCE. The Board considered that each Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a sub-advisory fee to the Sub-Advisor. Accordingly, the Board considered the amount retained by the Advisor and the fee paid to the Sub-Advisor with respect to the various services provided by the Advisor and the Sub-Advisor. The Board compared the sub-advisory fees for each Fund with various comparative data, if available, including the industry median and average sub-advisory fees in each Fund's respective investment category, and found that each Fund's sub-advisory fee was reasonable and appropriate under the facts and circumstances.

No such comparative information was available for the Florida Tax-Free Money Market Fund, Ohio Insured Tax-Free Fund or the Ohio Tax-Free Money Market Fund due to the relatively small number of peers in each Fund's respective class with subadvisory arrangements.

TAX-FREE MONEY MARKET FUND. The Fund's sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

As noted above, the Board considered each Fund's performance during the six-months, twelve-months, twenty-four months and thirty-six months ended September 30, 2005, as applicable, as compared to each Fund's respective peer group and noted that the Board reviews on a quarterly basis detailed information about the Funds' performance results, portfolio composition and investment strategies. It noted the Advisor's expertise and resources in monitoring the performance, investment style and risk adjusted performance of the Sub-Advisor. The Board was mindful of the Advisor's focus on the Sub-Advisor's performance and its ways of addressing underperformance.

CONCLUSION. In considering the renewal of the Sub-Advisory Agreements with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee attributed different weights to the various factors. The Board reached the following conclusions regarding the Sub-Advisory Agreements with respect to each Fund, among others:
(a) the Sub-Advisor is qualified to manage the applicable Fund's assets in accordance with its investment objectives and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the performance of each Fund is satisfactory or reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (d) each Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Advisor and the Sub-Advisor; and (e) the Sub-Advisor's investment strategies are appropriate for pursuing the respective investment objectives of each Fund. Based on their conclusions, the Board determined that approval of the Sub-Advisory Agreements with respect to each Fund would be in the interests of the respective Fund and its shareholders.

ITEM 2.  CODE OF ETHICS.

Not required for Semiannual Reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for Semiannual Reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for Semiannual Reports

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS.

The Schedule of Investments in securities of unaffiliated issuers is included in the Semiannual Report filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant does not have procedures by which shareholders may recommend nominees to its Board of Trustees.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(2) Certifications required by Item 12 (a)(2) of Form N-CSR are filed herewith.
(b)       Certification required by Item 12 (b) of Form N-CSR is filed herewith.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Touchstone Tax-Free Trust
             -------------------------------------------------------------------

By (Signature and Title)

/s/ Jill T. McGruder
-------------------------------------------------------------------------------
 Jill T. McGruder
 President

Date:  March 8, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jill T. McGruder
-------------------------------------------------------------------------------
Jill T. McGruder
President

Date:  March 8, 2006

/s/ Terrie A. Wiedenheft
-------------------------------------------------------------------------------
Terrie A. Wiedenheft
Controller & Treasurer

Date:  March 8, 2005